Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	cylu
Entity Registrant Name	Cyalume Technologies Holdings, Inc.
Entity Central Index Key	0001335293
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash	$ 2,695		$ 2,951
Accounts receivable, net of allowance for doubtful accounts of $155 and $206, respectively	3,875		3,339
Inventories, net (See Note 1)	9,597		10,843
Income taxes refundable	173		38
Deferred income taxes	652		386
Prepaid expenses and other current assets	558		559
Total current assets	17,550		18,116
Property, plant and equipment, net	9,177		10,417
Goodwill	8,160	[1]	55,329	[2]
Other intangible assets, net	20,190		22,007
Due from related party	3,972		3,721
Restricted cash	0		600
Debt issuance costs, net of current portion	28		154
Total assets	59,077		110,344
Current liabilities:
Current portion of notes payable	9,734		1,592
Accounts payable	2,934		1,948
Accrued expenses	2,583		2,179
Note payable to related party	0		250
Current portion of capital lease obligation	14		43
Derivatives liability	169		0
Total current liabilities	15,434		6,012
Notes payable, net of current portion	8,394		18,975
Note payable due to related parties	2,100		0
Line of credit due to related party	0		755
Deferred income taxes	3,862		7,145
Contingent consideration	0		3,699
Derivatives liability	0		273
Asset retirement obligation	184		175
Capital lease obligation, net of current portion	22		30
Contingent legal obligation	3,806		3,627
Total liabilities	33,802		40,691
Commitments and contingencies (Note 20)
Stockholders' equity
Preferred stock, $0.001 par value; 1,000,000 shares authorized, no shares issued or outstanding	0		0
Common stock, $0.001 par value; 50,000,000 shares authorized; 20,738,260 and 18,311,228 issued and outstanding, respectively	21		18
Additional paid-in capital	105,990		100,334
Accumulated deficit (See Note 1)	(80,221)		(30,003)
Accumulated other comprehensive loss	(515)		(696)
Total stockholders' equity	25,275		69,653
Total liabilities and stockholders' equity	$ 59,077		$ 110,344

[1]	Gross amount of goodwill was $67,704,000 as of December 31, 2012. Accumulated impairment losses were $59,544,000 as of December 31, 2012.
[2]	Gross amount of goodwill was $67,785,000 as of December 31, 2011. Accumulated impairment losses were $12,456,000 as of December 31, 2011.

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Oct. 15, 2008
Accounts receivable, allowance for doubtful accounts	$ 155	$ 206
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	20,738,260	18,311,228	593,750
Common stock, shares outstanding	20,738,260	18,311,228

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 38,642	$ 34,703
Cost of revenues	21,530	18,568
Gross profit	17,112	16,135
Other expenses (income):
Sales and marketing	5,515	4,402
General and administrative	7,815	6,135
Research and development	1,963	1,888
Interest expense, net	2,219	2,330
Interest expense - related party	19	43
Amortization of intangible assets	1,858	1,805
Change in fair value of contingent consideration	3,380	59
Impairment loss on equipment	273	0
Impairment loss on intangible assets	281	0
Impairment loss on goodwill	47,088	0
Other income, net	(112)	(489)
Total other expenses	70,299	16,173
Loss before income taxes	(53,187)	(38)
Benefit from income taxes	(2,969)	(365)
Net income (loss)	(50,218)	327
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	108	(67)
Unrealized gain on cash flow hedges, net of taxes of $(45) and $(23), respectively	73	41
Other comprehensive income (loss)	181	(26)
Comprehensive income (loss)	$ (50,037)	$ 301
Net income (loss) per common share:
Basic (in dollars per share)	$ (2.76)	$ 0.02
Diluted (in dollars per share)	$ (2.76)	$ 0.02
Weighted average shares used to compute net income (loss) per common share:
Basic (in shares)	18,205,586	16,911,103
Diluted (in shares)	18,205,586	18,470,638

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrealized gain (loss) on cash flow hedges, taxes	$ (45)	$ (23)

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Payment of contingent consideration liability [Member]	Litigation settlement [Member]	Common Stock [Member]	Common Stock [Member] Payment of contingent consideration liability [Member]	Common Stock [Member] Litigation settlement [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Payment of contingent consideration liability [Member]	Additional Paid-In Capital [Member] Litigation settlement [Member]	Accumulated Deficit (as revised) [Member]	Accumulated Deficit (as revised) [Member] Payment of contingent consideration liability [Member]	Accumulated Deficit (as revised) [Member] Litigation settlement [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Payment of contingent consideration liability [Member]	Accumulated Other Comprehensive Loss [Member] Litigation settlement [Member]	Extinguished Of Notes Payable [Member]	Extinguished Of Notes Payable [Member] Common Stock [Member]	Extinguished Of Notes Payable [Member] Additional Paid-In Capital [Member]	Extinguished Of Notes Payable [Member] Accumulated Deficit (as revised) [Member]	Extinguished Of Notes Payable [Member] Accumulated Other Comprehensive Loss [Member]	Private Placement [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-In Capital [Member]	Private Placement [Member] Accumulated Deficit (as revised) [Member]	Private Placement [Member] Accumulated Other Comprehensive Loss [Member]	Cashless Option Exercise [Member]	Cashless Option Exercise [Member] Common Stock [Member]	Cashless Option Exercise [Member] Additional Paid-In Capital [Member]	Cashless Option Exercise [Member] Accumulated Deficit (as revised) [Member]	Cashless Option Exercise [Member] Accumulated Other Comprehensive Loss [Member]	Cashless Warrant Exercise [Member]	Cashless Warrant Exercise [Member] Common Stock [Member]	Cashless Warrant Exercise [Member] Additional Paid-In Capital [Member]	Cashless Warrant Exercise [Member] Accumulated Deficit (as revised) [Member]	Cashless Warrant Exercise [Member] Accumulated Other Comprehensive Loss [Member]	Related Party Transaction [Member]	Related Party Transaction [Member] Common Stock [Member]	Related Party Transaction [Member] Additional Paid-In Capital [Member]	Related Party Transaction [Member] Accumulated Deficit (as revised) [Member]	Related Party Transaction [Member] Accumulated Other Comprehensive Loss [Member]	Business Combinations [Member]	Business Combinations [Member] Common Stock [Member]	Business Combinations [Member] Additional Paid-In Capital [Member]	Business Combinations [Member] Accumulated Deficit (as revised) [Member]	Business Combinations [Member] Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2010	$ 58,468,000			$ 16,000			$ 89,452,000			$ (30,330,000)			$ (670,000)
Beginning balance (in shares) at Dec. 31, 2010				15,748,570
Stock Issued During Period, Shares, New Issues																	483,046					871,823					450					6,060					253,288					846,355
Stock Issued During Period, Value, New Issues																2,212,000	0	2,212,000	0	0	3,432,000	1,000	3,431,000	0	0	0	0	0	0	0	0	0	0	0	0	1,160,000	0	1,160,000	0	0	3,000,000	1,000	2,999,000	0	0
Repurchase and retirement of common stock (in shares)				(28,114)
Repurchase and retirement of common stock	(134,000)			0			(134,000)			0			0
Share-based compensation (in shares)				129,750
Share-based compensation	1,207,000			0			1,207,000			0			0
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	7,000			0			7,000			0			0
Net (loss) income	327,000			0			0			327,000			0
Other comprehensive loss	(26,000)			0			0			0			(26,000)
Ending balance at Dec. 31, 2011	69,653,000			18,000			100,334,000			(30,003,000)			(696,000)
Ending balance (in shares) at Dec. 31, 2011				18,311,228
Stock Issued During Period, Shares, New Issues																											260
Stock Issued During Period, Value, New Issues																										0	0	0	0	0
Repurchase and retirement of common stock (in shares)				(39,895)
Repurchase and retirement of common stock	(139,000)			0			(139,000)			0			0
Share-based compensation (in shares)				0
Share-based compensation	503,000			0			503,000			0			0
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	94,000			0			94,000			0			0
Common stock issuance (in shares)					2,450,000	22,500
Common stock issuance		5,145,000	56,000		3,000	0		5,142,000	56,000		0	0		0	0
Reversal Of Forfeited Restricted Awards(In Shares)				(5,833)
Reversal of forfeited restricted awards	0			0			0			0			0
Net (loss) income	(50,218,000)			0			0			(50,218,000)			0
Other comprehensive loss	181,000			0			0			0			181,000
Ending balance at Dec. 31, 2012	$ 25,275,000			$ 21,000			$ 105,990,000			$ (80,221,000)			$ (515,000)
Ending balance (in shares) at Dec. 31, 2012				20,738,260

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities:
Net (loss) income	$ (50,218)		$ 327
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment loss on equipment	273		0
Impairment loss on intangible assets	281		0
Impairment loss on goodwill	47,088		0
Change in fair value of contingent consideration	3,380		0
Depreciation and amortization of property, plant and equipment	1,374		1,150
Amortization	2,345		2,281
Benefit from deferred income taxes	(3,357)		(1,267)
Share-based compensation expense	503	[1]	1,207	[2]
Fair value of common stock issued	56		0
Other non-cash expenses	33		304
Changes in operating assets and liabilities:
Accounts receivable	(517)		(1,115)
Inventories	1,225		(37)
Prepaid expenses and other current assets	61		(125)
Accounts payable and accrued liabilities	1,263		(1,008)
Restricted cash	(159)		150
Income taxes refundable, net	(131)		(778)
Net cash provided by operating activities	3,500		1,089
Cash flows from investing activities:
Payments relating to business combinations, net of $222 cash acquired	0		(2,528)
Purchases of long-lived assets	(672)		(1,323)
Net cash used in investing activities	(672)		(3,851)
Cash flows from financing activities:
Principal payments on notes payable	(2,413)		(1,753)
Principal payments on related party note payable	(250)		0
Payments to reacquire and retire common stock	(139)		(134)
Payments of deferred financing costs	(309)		0
Proceeds from issuance of common stock	0		3,432
Principal payments on capital lease obligations	(37)		(4)
Net cash (used in) provided by financing activities	(3,148)		1,541
Effect of exchange rate changes on cash	64		86
Net decrease in cash	(256)		(1,135)
Cash, beginning of period	2,951		4,086
Cash, end of period	$ 2,695		$ 2,951

[1]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $41,000.
[2]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $307,000.

Background And Description of Business	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
BACKGROUND AND DESCRIPTION OF BUSINESS
1.	BACKGROUND AND DESCRIPTION OF BUSINESS

These consolidated financial statements include the financial position and operations of Cyalume Technologies Holdings, Inc. (“Cyalume”), a holding company that is the sole shareholder of Cyalume Technologies, Inc. (“CTI”) and of Cyalume Specialty Products, Inc. (“CSP”). CTI is the sole shareholder of Cyalume Technologies, SAS (“CTSAS”), Cyalume Realty, Inc. (“CRI”) and Combat Training Solutions, Inc. (“CTS”).

Our primary focus is providing tactical and training solutions to the military of the U.S. and other countries through both products and services.

CTI and CTSAS manufacture and sell chemiluminescent products and reflective and photoluminescent materials to military, ammunition, commercial and public safety markets. CTSAS is located in France and represents us in certain international markets, primarily Europe and the Middle East. CTI sells to customers in all other geographic markets. CTI’s and CTSAS’ business operations constitute the majority, based on revenues and assets, of our consolidated business operations.

CSP manufactures and sells specialty chemical products to the defense, pharmaceutical, cosmetic and other markets. CSP’s operations are located in Bound Brook, New Jersey.

CRI owns land located in Colorado Springs, Colorado.

CTS provides its customers with battlefield effects simulation products while its services include planning and implementing tactical training exercises simulating real-world experiences. These products allow military and law enforcement professionals to maintain operational readiness through safe, live training and hands-on situational exercises.

Our business is managed and financial results are reported as one segment. Our CEO, who is our chief operating decision maker, focuses on consolidated results to make strategic and tactical decisions. Our one operating segment consists of four reporting units: Chemical Light (the operations of CTI and CTSAS), Training (the operations of CTS), Specialty Products (the operations of CSP) and Other (the operations of CRI and the parent company Cyalume Technologies Holdings, Inc.).

The accompanying consolidated financial statements include the accounts of Cyalume, CTI, CSP, CTSAS, CRI and CTS and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation.

Revision of prior period financial statements

In connection with finalizing the consolidated financial statements as of and for the year ended December 31, 2012, prior period errors were identified relating to the elimination of profit in ending inventory when that inventory was (i) sold to another Cyalume entity included in our consolidated financial statements and (ii) that inventory was still recorded as inventory in our consolidated financial statements. In evaluating whether our previously issued consolidated financial statements were materially misstated, we considered the guidance in Accounting Standard Codification (ASC) Topic 250, Accounting Changes and Error Corrections, ASC Topic 250-10-S99-1, Assessing Materiality, and ASC Topic 250-10-S99-2, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. We concluded these errors were not material individually or in the aggregate to any of the prior reporting periods, and therefore, amendments of previously filed reports were not required. However, the cumulative error would be material in the year ended December 31, 2012, if the entire correction was recorded in the fourth quarter of 2012. As such, the revisions for these corrections to the applicable prior periods are reflected in the financial information herein and will be reflected in future filings containing such financial information. The prior period financial statements included in this filing have been revised to reflect the corrections of these errors. There were no revisions to the consolidated statement of comprehensive income (loss) or the consolidated statement of cash flows for the year ended December 31, 2011. The revised consolidated balance sheet amounts and consolidated statement of changes in stockholders’ equity that appear in these consolidated financial statements are as follows (all amounts in thousands):

	December 31, 2011
	As Previously Reported	Adjustment	As Revised
Inventories, net	$11,393	$(550)	$10,843
Total current assets	18,666	(550)	18,116
Total assets	110,894	(550)	110,344
Accumulated deficit	(29,453)	(550)	(30,003)
Total stockholders’ equity	70,203	(550)	69,653
Total liabilities and stockholders' equity	110,894	(550)	110,344

	December 31, 2010
	As Previously Reported	Adjustment	As Revised
Accumulated deficit	$(29,780)	$(550)	$(30,330)
Total stockholders’ equity	59,018	(550)	58,468

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Reclassifications

Certain 2011 amounts have been reclassified to conform to the 2012 presentation.

Foreign Operations

The accounting records of our France-based subsidiary CTSAS are maintained in Euros, their local and functional currency. For consolidation, revenue and expense transactions are translated to U.S. dollars using the average exchange rate of the month in which the transaction took place. Assets and liabilities are translated to U.S. dollars using the exchange rate in effect as of the balance sheet date. Equity transactions are translated to U.S. dollars using the exchange rate in effect as of the date of the equity transaction. Translation gains and losses are reported as a component of accumulated other comprehensive income within stockholders’ equity. Gains and losses resulting from transactions which are denominated in other than the functional currencies are reported as other income or loss in the statement of comprehensive income (loss) in the period the gain or loss occurred.

Comprehensive Income (Loss)

Comprehensive income (loss) accounts for changes in stockholders’ equity resulting from non-stockholder sources. All transactions that would cause comprehensive income (loss) to differ from net income (loss) have been recorded and disclosed and relate to (i) the translation of the accounting records of our France-based subsidiary CTSAS and (ii) the effective portion of activities designated as hedges for hedge accounting purposes.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are used when accounting for certain items such as reserves for inventory, accounts receivable and deferred tax assets; assessing the carrying value of intangible assets including goodwill; determining the useful lives of property, plant and equipment and intangible assets; determining asset retirement obligations; and determining the fair value of contingent consideration. Estimates are based on historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ.

Accounts Receivable

Accounts receivable are recorded at the aggregate unpaid amount less any allowance for doubtful accounts. The allowance is based on historical bad debt experience and the specific identification of accounts deemed uncollectible. We determine an account receivable’s delinquency status based on its contractual terms. Interest is not charged on outstanding balances. Accounts are written-off only when all methods of recovery have been exhausted. We control credit risk through initial credit evaluations and approvals, credit limits, and monitoring procedures. We perform ongoing credit evaluations of customers but do not require collateral to secure accounts receivable.

Inventories

Inventories are stated at the lower of cost (on a first-in first-out (“FIFO”) method) or net realizable value. The cost of inventory consists of raw material content, labor costs to produce the inventory and overhead costs incurred during production of the inventory. We periodically review the realizability of inventory. Provisions are recorded for potential obsolescence which requires management’s judgment. Conditions impacting the realizability of inventory could cause actual write-offs to be materially different than provisions for obsolescence.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed under the straight-line method over the estimated useful lives of four to eight years for equipment and 30 years for buildings and improvements.

Property, plant and equipment assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Such reviews are based on a comparison of the asset’s undiscounted cash flows to the recorded carrying value for the asset. If the asset’s recorded carrying value exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset, the asset’s carrying value is written-down to its estimated fair value. To estimate that fair value, we will use the most appropriate valuation technique for the circumstances and for which sufficient data is available. Impairment charges, if any, are recorded in the period in which the impairment is determined. In the event of an impairment charge, the identifiable assets’ post-impairment carrying value will continue to be amortized or depreciated over their useful lives and be reviewed periodically for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Goodwill

Goodwill is deemed to have an indefinite life and accordingly, is not subject to amortization. Goodwill is subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon its estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined.

Intangible Assets

Intangible assets include developed technologies and patents, customer relationships, customer backlog, non-compete agreements and certain trade names, all of which are amortized over their estimated useful lives, and other trademarks and trade names that are considered to have indefinite useful lives and therefore are not amortized. The carrying amounts of amortizing and non-amortizing intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that those carrying amounts may not be recoverable. The carrying amounts of non-amortizing intangible assets are also reviewed for impairment annually as of August 31.

Costs incurred to register new patents or defend existing patents are capitalized while costs to renew or extend the term of intangible assets are expensed when incurred. Costs incurred with third parties that are related to internally developing or successfully defending an intangible asset are capitalized as part of the intangible asset developed or defended and amortized over that asset’s remaining useful life. Such costs with third parties related to patent or trademark applications that are ultimately rejected by the relevant government authority are expensed upon rejection. The useful lives used for amortization of intangible assets are as follows:

Useful lives
Patents and developed technologies	(1)
Purchased customer relationships	9 – 13 years
Trademarks and trade names	(2)
Customer backlog	(3)
Non-compete agreements	5 years

(1)	Each patent has its own legal expiration date and therefore its own useful life. Generally, our patents’ legal lives begin when the related patent application is filed with the relevant government authority and ends 20 years thereafter. We begin amortizing patent costs incurred when the relevant government authority approves the related patent. Patents that have been recorded as of December 31, 2012 will expire in years 2013 through 2032.

(2)	Trademarks and trade names of CTI are deemed to have an indefinite life and accordingly are not subject to annual amortization. CTI’s trademarks and trade names are subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon their estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined. We expect to use CTS’ trademark through December 2013 and therefore the cost of CTS’ trademark is being amortized over that period.

(3)	Became fully amortized in 2012.

Debt Issuance Costs

Costs paid to lenders to obtain financing are presented as discounts on the related debt and are amortized to interest expense over the term of the related financing, using the effective interest method (unless the financing is a line of credit, in which case the straight-line method is used). Such costs paid to third parties are presented as assets and are amortized to interest expense in the same manner as costs paid to lenders.

Derivatives

Derivatives are recorded at their fair value as of the balance sheet date. If a derivative qualifies for “hedge accounting” under U.S. GAAP and has been designated as a hedge by us, then we record the “effectively hedged” portion, as defined by U.S. GAAP, of changes in such derivatives’ fair value in accumulated other comprehensive loss, which is a component of our stockholders’ equity. We record (i) ineffectively hedged portions of such changes in fair value or (ii) changes in the fair value of derivatives not designated as a hedge in our consolidated statement of comprehensive income (loss) in the period the change occurred. On the consolidated statement of cash flows, cash flows from derivative instruments accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Common Stock Purchase Warrants

Common stock purchase warrants issued and currently outstanding are recorded at their initial fair value and reported in stockholders’ equity as increases to additional paid-in capital. These warrants are reported as equity, rather than liabilities, since (i) the warrants may not be net-cash settled, (ii) the warrant contract limits the number of shares to be delivered in a net-share settlement and (iii) we have sufficient unissued common shares available to settle outstanding warrants. Subsequent changes in fair value from the warrants’ initial fair value are not recognized as long as the warrants continue to merit classification as equity.

Revenue Recognition

Revenue from the sale of products or the providing of services is recognized when the earnings process is complete, the amount of recognizable revenue can be determined, the risks and rewards of ownership have transferred to the customer and collectability is reasonably assured. Depending on the terms of the individual sales arrangement with our customer, product sales are recognized at either the shipping point or upon receipt by the customer. Costs and related expenses to manufacture the products are recorded as costs of goods sold when the related revenue is recognized.

We have two significant contracts providing for the sale of indefinite quantities of products at fixed per unit prices, subject to adjustment for certain economic factors. Revenue under these contracts is recognized when products ordered under the contracts are received by the customer. Whenever costs change, we review the pricing under these contracts to determine whether they require the sale of products at a loss. To date, we have no loss contracts which would require the accrual of future losses in the current financial statements.

We also provide research and development services for customers for which we earn payments that are contingent upon achieving a specific result (“milestones”). We recognize payments upon achieving such milestones as revenue provided the payment is (i) related to past performance, (ii) reasonable relative to all of the deliverables and payment terms within the arrangement with our customer, and (iii) nonrefundable. In 2011 and 2012, all of such payments received met these criteria.

Taxes Collected from Customers

Sales taxes collected from customers are not considered revenue and are included in accounts payable and accrued expenses until remitted to the taxing authorities.

Shipping and Handling Costs

Outbound shipping and handling costs are included in sales and marketing expenses in the accompanying consolidated statements of comprehensive income (loss). These costs were $500,000 and $449,000 for the years ended December 31, 2012 and 2011, respectively.

Advertising Costs

Advertising costs are expensed as incurred and are included in sales and marketing expenses in the accompanying consolidated statements of comprehensive income (loss). Advertising expense was $135,000 and $125,000 for the years ended December 31, 2012 and 2011, respectively.

Stock-Based Compensation

We incur stock-based compensation related to awards of common stock, restricted common stock and options to employees and non-employees. Those awards are measured at their fair value on the date the award is granted and are recognized in our consolidated financial statements over the period the grantee is required to provide services in exchange for the award. When recognized as an expense, the fair value of the award, less estimated forfeitures, is recognized on a straight-line basis over the award service period; if there is no such service period, then the entire fair value of the award is recognized as expense on the grant date.

Income Taxes

Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are recognized when, based upon available evidence, realization of the assets is more likely than not.

In assessing the realization of long-term deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The realization of deferred income tax assets depends upon future taxable income in years before net operating loss carryforwards expire. We evaluate the recoverability of deferred income tax assets on a quarterly basis. If we determine that it is more likely than not that deferred income tax assets will not be recovered, we establish a valuation allowance against some or all deferred income tax assets.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefit associated with tax positions taken that exceeds the amount measured as described above, if such a position existed, is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. There were no such positions as of December 31, 2012 or 2011.

We classify interest on tax deficiencies as interest expense and income tax penalties as other expense.

In February 2012, we completed an audit by the IRS of our tax returns for the years 2008 and 2009. There were no adjustments to those tax returns. Tax returns filed for the fiscal years 2010 and 2011 are still open for audit.

Net Income (Loss) per Common Share

Basic income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares and dilutive potential common share equivalents then outstanding. Potential common share equivalents consist of (i) shares issuable upon the exercise of warrants and options (using the “treasury stock” method), (ii) unvested restricted stock awards (using the “treasury stock” method) and (iii) shares issuable upon conversion of convertible notes using the “if-converted” method.

	Year Ended December 31,
	2012	2011
Basic:
Net income (loss) (in thousands)	$(50,218)	$327
Weighted average shares	18,205,586	16,911,103
Basic income (loss) per common share	$(2.76)	$0.02
Diluted:
Income (loss) available to common stockholders for diluted income (loss) per common share (in thousands)	(50,218)	327
Weighted average shares	18,205,586	16,911,103
Effect of dilutive securities	0	1,559,535
Weighted average shares, as adjusted	18,205,586	18,470,638
Diluted income (loss) per common share	$(2.76)	$0.02

The following potentially dilutive common share equivalents were excluded from the calculation of diluted net income (loss) per common share because their effect was antidilutive for each of the periods presented:

	Year Ended December 31,
	2012	2011
Options and warrants	1,585,833	4,979,088
Restricted stock awards	75,292	0
Convertible notes payable	2,666,667	2,666,667

Fair Value

Under U.S. GAAP, we are required to record certain financial assets and liabilities at fair value and may choose to record other financial assets and financial liabilities at fair value as well. Also under U.S. GAAP, we are required to record nonfinancial assets and liabilities at fair value due to events that may or may not recur in the future, such as an impairment event. When we are required to record such assets and liabilities at fair value, that fair value is estimated using an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. That fair value is determined based on significant inputs contained in a fair value hierarchy as follows:

Level 1	Quoted prices for identical assets or liabilities in active markets to which we have access at the measurement date.

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3	Unobservable inputs for the asset or liability.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

There are three general valuation techniques that may be used to measure fair value, as described below:

Market Approach	Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources.

Cost Approach	Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

Income Approach	Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

Business Combinations

We use the “acquisition method” to account for all business combinations. All acquisitions are reviewed to determine if they constitute a “business” under U.S. GAAP. All identifiable assets and liabilities of an acquired business are recorded at their fair values as of the date we obtain control of the business. The fair values of identifiable assets and liabilities are estimated using a variety of approaches allowed under U.S. GAAP, including appraisals and present value techniques. Any excess of the consideration paid to acquire the business over the fair values of the acquired and identifiable assets and liabilities is recorded as goodwill. We determine the date we obtain control of a business to be the date on which we gain the ability to determine the direction of management and policies over that acquired business.

Recent Accounting Pronouncements

The following are recent accounting pronouncements that have affected our consolidated financial statements or may affect them in the future.

In July 2012, the FASB issued Accounting Standards Update No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment. (“ASU 2012-02”), which allows an entity to first assess qualitative factors when determining whether it is necessary to perform a quantitative impairment test for an indefinite-lived intangible asset. Under ASU 2012-02, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not that the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. ASU 2012-02 became effective for interim and annual impairment tests after September 15, 2012. Early adoption was permitted. We adopted ASU 2012-02 as of August 31, 2012. The adoption of ASU 2012-02 did not have a material impact on our financial position or the results of our operations.

In August 2012, the FASB issued Accounting Standards Update No. 2012-03, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (“ASU 2012-3”). ASU 2012-03 amends certain SEC-related sections of the FASB Codification for various recent SEC and FASB pronouncements. ASU 2012-03 was effective upon its issuance. The adoption of ASU 2012-03 did not have a material impact on our financial position or results of operations.

In October 2012, the FASB issued Accounting Standards Update No. 2012-04, Technical Corrections and Improvements (“ASU 2012-04”), which updates a wide range of topics in the FASB Codification. ASU 2012-04 includes technical corrections and improvements to FASB Codification and conforming amendments related to fair value measurements. ASU 2012-04 will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

Cyalume Specialty Products, Inc.

In 2011, Cyalume created a new, wholly owned subsidiary (Cyalume Specialty Products, Inc., or “CSP”) that, on August 31, 2011, entered into an Asset Purchase Agreement (“APA”) with JFC Technologies, LLC (“JFC”) and the stockholders of JFC. Pursuant to the APA, effective September 1, 2011, CSP acquired from JFC substantially all of its business assets and a portion of its liabilities for cash and 712,771 shares of Cyalume common stock plus other consideration that was contingent on future financial performance of CSP. In connection with entering into the APA, we entered into a registration rights agreement with the former stockholders of JFC pursuant to which we filed a registration statement with the Securities and Exchange Commission registering these shares for resale.

JFC was a leading researcher, developer and manufacturer of specialty chemicals with operations in Bound Brook, New Jersey. CSP’s acquisition of JFC’s business assets and liabilities is expected to augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

The purchase price consisted of (in thousands):

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$2,500		$200	$2,300
712,771 shares of Cyalume common stock, at fair value	2,500
Contingent consideration, at fair value	1,573	(1)
Total consideration	$6,573

(1)	The contingent consideration liability had increased to $1,632,000 as of December 31, 2011 and was fully paid as December 31, 2012. See Note 25 for a description of how we estimate the fair value of this contingent consideration on a recurring basis. See Note 20 for more information on the payment of the contingent consideration liability.

The allocation of the fair value of the assets acquired and liabilities assumed is as follows (all amounts in thousands):

Cash	$200
Restricted cash (1)	750
Accounts receivable (2)	359
Inventories	1,015
Other current assets	1
Property, plant and equipment	1,062
Patents	50
Customer backlog	140
Customer relationships	920
Non-compete agreements	160
Goodwill (3)	2,978
Total assets	7,635

Accounts payable	130
Accrued expenses	122
Customer prepayments	4
Line of credit (1)	750
Deferred tax liability	56
Total liabilities	1,062
Net assets	$6,573

(1)	The $750,000 line of credit, which was payable to one of the sellers, was secured by $750,000 of restricted cash. The line of credit accrued interest at an annual rate of 2%, calculated quarterly, and this interest was added to the principal amount outstanding on the line of credit. If CSP’s net working capital, as defined in the APA, did not exceed certain amounts and other restrictions were not met, CSP could use all or a portion of the restricted cash for its general business purposes. During 2012, this line of credit was paid in full using the restricted cash and other non-restricted cash.

(2)	The gross contractual accounts receivable is $359,000, which equals the accounts receivables’ fair value of $359,000 since the contractual accounts receivable are expected to be collected.

(3)	For U.S. federal tax purposes, goodwill has a basis of $7.0 million, all of which is expected to be deductible for tax purposes. The amount of goodwill recorded under U.S. GAAP has not changed from the acquisition date through December 31, 2012. Goodwill resulted from this transaction because we believe the acquisition of JFC’s business assets and liabilities will augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

CSP’s revenues and net loss included in our consolidated statement of comprehensive income (loss) for the year ended December 31, 2011 totaled $1,933,000 and $44,000, respectively.

Combat Training Solutions, Inc.

On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with Combat Training Solutions, Inc. (“CTS”) and the sole stockholder of CTS. CTS, based in Colorado Springs, Colorado, provides customers with realistic training simulation devices and their associated consumables. These products allow military and law enforcement professionals to maintain operational readiness through safe, live training and hands-on situational exercises. Pursuant to the SPA, CTI purchased all of the issued and outstanding capital stock of CTS.

In a related transaction on December 22, 2011, Cyalume Realty, Inc. (“CRI”), a subsidiary of CTI, purchased a piece of land located in Colorado Springs, Colorado.

The consideration consisted of:

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$250		$22	$228
133,584 shares of Cyalume common stock, at fair value	500
Note payable	250	(1)
Contingent consideration, at fair value	2,233	(2)
Total consideration	$3,233

(1)	The note was paid in full to the seller of CTS on April 5, 2012 at 0% interest. See Note 15 for more information.
(2)	The contingent consideration liability was preliminarily valued at $2,067,000 but increased by $166,000 in 2012 when its valuation was finalized. See Note 25 for a description of how we estimate the fair value of this contingent consideration on a recurring basis.

The contingent consideration ranges from $0 to $5.75 million and is based on the financial performance of the acquired business during the combined calendar years 2012 and 2013, to be paid after calendar year 2013 when CTS’ financial performance is known. Up to $5.5 million of the contingent payment is based on CTS achieving the following cumulative gross margin thresholds during the calendar years ending December 31, 2012 and 2013:

Cumulative 2012 and 2013 Gross Margin Thresholds	Contingent Payment (1)
$8,500,000 +	$5,500,000
$8,000,000 – $8,499,999	$5,000,000 - $5,425,000
$7,500,000 - $7,999,999	$4,250,000 - $4,925,000
$7,000,000 - $7,499,999	$3,500,000 - $4,175,000
$6,500,000 - $6,999,999	$2,750,000 - $3,425,000
$6,000,000 - $6,499,999	$2,000,000 - $2,675,000

(1)	These payments, if any, will consist of a minimum of 40% cash and the remainder paid in Cyalume common stock. The cash-portion of the payment can be greater than 40% at our discretion.

An additional payment of $250,000 in Cyalume common stock is contingent upon CTS achieving cumulative gross margin of $6,000,000 for calendar years ending December 31, 2012 and 2013.

The final allocation of the fair value of the assets acquired and liabilities assumed are as follows (all amounts in thousands):

Cash	$22
Accounts receivable (1)	112
Inventories	529
Property, plant and equipment	842
Patents	410
Tradenames / trademarks	90
Customer relationships	840
Non-compete agreements	140
Goodwill (2)	1,209
Total assets	4,194
Accounts payable	102
Accrued expenses	181
Deferred tax liability (3)	678
Total liabilities	961
Net assets	$3,233

(1)	The gross contractual accounts receivable is $122,000, which is greater than the accounts receivables’ fair value of $112,000 due to $10,000 of contractual accounts receivable not expected to be collected.

(2)	Preliminarily valued at $1,107,000 but was increased by $166,000 in 2012 when the contingent consideration liability’s value was finalized and determined to be $166,000 higher than preliminarily valued, offset by a $64,000 decrease in the goodwill-related deferred tax liability. Goodwill acquired is not expected to be deductible for tax purposes since CTS’ stock was acquired. Goodwill resulted from this transaction because we believe CTS augments our position in the non-explosive training and ammunition market and will allow us to develop new products with training and tactical applications.

(3)	Preliminarily determined to be $742,000, but was decreased in 2012 as a result of the$64,000 decrease in the goodwill asset as a result of the finalization of the fair value of the contingent consideration used to acquire CTS.

CTS’ revenues and net loss included in our consolidated statement of comprehensive income (loss) for the year ended December 31, 2011 totaled $0 and $42,000, respectively.

Pro Forma Information (unaudited)

The following unaudited pro forma financial summary is presented as if the acquisitions of CSP and CTS were completed as of January 1, 2011. The pro forma combined results are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated on that date, or of the future operations of the combined entities. The pro forma results for net income include adjustments for depreciation, intangible asset amortization, inventory step-up amortization and rent expense. The pro forma weighted average shares used to compute net income per common share (basic and diluted) differ from the weighted average shares used in the consolidated statements of comprehensive income (loss) in order to reflect the 712,771 shares of Cyalume common stock issued for to acquire CSP and the 133,584 shares of Cyalume common stock issued for to acquire CTS as being issued on January 1, 2010.

Twelve Months Ended December 31, 2011
Revenues (in thousands)	$42,594
Net income (in thousands)	$1,496
Net income per common share:
Basic	$0.08
Diluted	$0.08
Weighted average shares used to compute net income per common share:
Basic	17,757,458
Diluted	19,316,993

The nature and amount of pro forma adjustments directly attributable to the business combinations are as follows (in thousands):

Twelve Months Ended December 31, 2011
Revenues, as reported (in thousands)	$34,703
Pro forma adjustments:
CTS and CSP revenues prior to acquisition by Cyalume	7,891
Pro forma revenues	42,594

Net income, as reported (in thousands)	$327
Pro forma adjustments:
CTS and CSP net income prior to acquisition by Cyalume	1,055
Effect of activities/assets/liabilities not acquired by Cyalume	365
Expensing of acquisition-date inventory fair value adjustment into cost of goods sold	73
Depreciation of property, plant and equipment acquired	(72)
Amortization of intangible assets acquired	(252)
Pro forma net income	$1,496

Impairment Charges	12 Months Ended
Dec. 31, 2012
Asset Impairment Charges [Abstract]
IMPAIRMENT CHARGES
4.	IMPAIRMENT CHARGES

During 2012, we recorded a $47,088,000 loss on goodwill impairment, a $281,000 loss on impairment of certain amortizing intangible assets and a $273,000 loss on impairment of certain manufacturing equipment. Our one non-amortizing intangible asset, Chemical Light’s trade name asset, was not considered to be impaired as of August 31, 2012. See Note 8 for activity affecting our goodwill asset during 2012. See Note 9 for information on our intangible assets. See Note 25 for fair value information on these assets.

Before conducting our annual goodwill impairment assessment, we first assessed whether any non-goodwill assets were impaired because we were concerned that such assets might be impaired due to declines in our stock price at that time and industry conditions discussed later in this Note 4. This assessment determined that Training’s patent asset was impaired $172,000, Training’s trade name asset was impaired $29,000 and Training’s non-compete agreement asset was impaired $80,000. Therefore, we recorded a $281,000 impairment loss on these intangible assets during 2012. This assessment also determined that one piece of Chemical Light’s manufacturing equipment with a carrying value of $273,000 had no value, since we did not foresee using this equipment in the future, and therefore a $273,000 impairment loss was recognized during 2012 as well.

We then assessed qualitative factors to determine whether it is more likely than not that the fair values of our reporting units that contain goodwill are less than their carrying value. In addition to these intangible asset impairments, we identified two factors, adverse changes in our stock price and adverse changes in industry/market considerations, that led us to conclude that it was more likely than not that the fair value was less than the carrying value.

Regarding our stock price, the closing price of our stock at December 31, 2011 was $3.75 per share. Beginning in April 2012, the share price began steadily dropping to a closing price of $2.34 on August 31, 2012.

Regarding industry conditions, during the past several years, based on the success of the Chemical Light’s 40mm training round purchased by the U.S. Marine Corps that uses our chemical light technology, we believed that the volume of this product would grow when adopted by the U.S. Army. We completed production requirements under the Marine Corps contract, which expired in 2012. We learned in 2012 that the Marines Corps contract would not be extended. During the 3rd quarter of 2012, we concluded that the U.S. Army would not be purchasing the product. Instead, we understood that the U.S. military was planning for a new 40mm training round that will be produced around 2015, and that this new round would likely not be based on chemical light technology. While that could change, we believed at that time it was more likely than not that the new round would not employ our chemical light technology. Consequently, these factors led us to significantly reduce our long-term revenue growth projected for our ammunition sector. Since the ammunition sector had been expected to be the largest contributor to our total revenues, the forecasted reduction resulted in a significant decrease in projected cash flows.

We then performed what is commonly known as “step 1” of the goodwill impairment assessment by comparing the fair value of each reporting unit containing goodwill to those reporting units’ carrying values. Only our Chemical Light, Training, and Specialty Products reporting units have goodwill assets. Since there are no quoted market prices for our reporting units, the fair value of our reporting units were determined using a discounted present value technique utilizing each reporting unit’s forecasted after-tax cash flows. The “step 1” test determined that the carrying values of the Training and the Chemical Light reporting units exceeded their fair values and therefore their goodwill needed to be tested further under what is commonly known as “step 2” of the goodwill impairment assessment.

Under “step 2” of the goodwill impairment assessment, we compared the implied fair value of Chemical Light’s and Training’s goodwill with the carrying amount of that goodwill. If the carrying amount of the goodwill exceeds the implied fair value of that goodwill, that excess must be recognized as an impairment loss. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in a business combination is determined. The excess of the fair value of each reporting unit over the amounts assigned to its assets and liabilities is the implied amount of the reporting unit’s goodwill. We identified several intangible assets that were valued during this process, including technology, customer relationships, trade names, non-compete agreements, and our workforce. The allocation process was performed only for purposes of goodwill impairment. We determined the fair value of these assets using various discounted cash flow-based methods that utilize assumptions such as the ability of these assets to generate future cash flows, present-value factors, income tax rates and customer attrition rates.

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories, net consist of the following (all amounts in thousands):

	2012	2011 (as revised)
Raw materials	$6,255	$5,851
Work-in-process	1,530	3,123
Finished goods	1,812	1,869
	$9,597	$10,843

Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (all amounts in thousands):

	2012	2011
Value added taxes receivable	$53	$100
Franchise taxes receivable	32	0
Prepaid expenses	322	332
Currency forward contracts	0	4
Debt issuance costs, current portion	136	120
Other	15	3
	$558	$559

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
7.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following (all amounts in thousands):

	2012	2011
Land	$1,904	$1,901
Building and improvements	3,256	3,134
Machinery and equipment	7,974	7,992
	13,134	13,027
Less: accumulated depreciation and amortization	(3,957)	(2,610)
	$9,177	$10,417

During 2011, we entered into two leases that were accounted for as capital leases (see Note 16). At December 31, 2012 and 2011, machinery and equipment includes $77,000 of assets recorded under capital leases. Accumulated amortization on those capital leases totaled $9,000 and $0 as of December 31, 2012 and 2011, respectively. In 2012 and 2011, amortization expense for those assets was $9,000 and $0, respectively.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill, Impaired [Abstract]
GOODWILL
8.	GOODWILL

Goodwill represents the excess of the cost of acquiring CTI and CTSAS in 2008 and CSP and CTS in 2011 over the net fair value assigned to the assets acquired and liabilities assumed in those acquisitions, net of adjustments and impairment losses. Changes in the carrying amount of goodwill consist of the following (all amounts in thousands):

Balance on December 31, 2010 (1)	$51,244
Goodwill acquired as part of the acquisition of CSP	2,978
Goodwill acquired as part of the acquisition of CTS	1,107
Balance on December 31, 2011 (2)	55,329
Impairment loss (see Notes 4 and 25)	(47,088)
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets (see Note 4)	(183)
Finalization of the fair value determination of contingent consideration in the CTS acquisition (3)	166
Finalization of the CTS acquisition-related deferred tax liability (3)	(64)
Balance on December 31, 2012 (4)	$8,160

(1)	Gross amount of goodwill was $63,700,000 as of December 31, 2010. Accumulated impairment losses were $12,456,000 as of December 31, 2010.

(2)	Gross amount of goodwill was $67,785,000 as of December 31, 2011. Accumulated impairment losses were $12,456,000 as of December 31, 2011.

(3)	On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with CTS and the sole stockholder of CTS. A portion of the consideration paid to the sellers of CTS is contingent upon the financial performance of the acquired business during the combined calendar years 2012 and 2013 (see Note 3). The initial accounting for that contingent consideration liability was not complete as of December 31, 2011 since the fair value determination of that liability had not yet been finalized. The finalization of this accounting during 2012 resulted in a $166,000 increase in both CTS’ goodwill asset and contingent consideration liability. Additionally, the initial accounting for the CTS acquisition-related deferred tax liability had not yet been finalized as of December 31, 2011. The finalization of this accounting during 2012 resulted in a $64,000 decrease in both CTS’s goodwill asset and deferred tax liability.

(4)	Gross amount of goodwill was $67,704,000 as of December 31, 2012. Accumulated impairment losses were $59,544,000 as of December 31, 2012.

Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS
9.	OTHER INTANGIBLE ASSETS

Intangible assets as of December 31, 2012 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents (1)	$13,730	$4,755	$8,975
Trademarks and trade names (2)	5,401	37	5,364
Purchased customer relationships (3)	9,507	3,811	5,696
Non-compete agreements (4)	220	65	155
	$28,858	$8,668	$20,190

(1)	Includes a patent obtained in the acquisition of CSP (see Note 3) with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS (see Note 3) with an initial cost of $410,000 that is expected to be fully amortized in December 2021.
(2)	Includes a trade name obtained in the acquisition of CTS (see Note 3) with an initial cost of $90,000 that is expected to be fully amortized in December 2013.
(3)	Includes customer relationships obtained in the acquisition of CSP (see Note 3) with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS (see Note 3) with a cost of $840,000 that is expected to be fully amortized in December 2021.
(4)	Includes non-compete agreement obtained in the acquisition of CSP (see Note 3) with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS (see Note 3) with an initial cost of $140,000 that is expected to be fully amortized in December 2016.

In 2012, some of these intangible assets were found to be impaired and their cost was reduced accordingly. See Note 4 and 25 for a discussion regarding these impairments.

Intangible assets as of December 31, 2011 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents	$13,608	$3,640	$9,968
Trademarks and trade names	5,428	1	5,427
Purchased customer relationships	9,465	3,142	6,323
Customer backlog (1)	140	140	0
Non-compete agreements	300	11	289
	$28,941	$6,934	$22,007

(1)	Represents customer backlog obtained in the acquisition of CSP (see Note 3) with a cost of $140,000 that was fully amortized in December 2011.

Except for the trade name obtained in the acquisition of CTS, trademarks and trade names with a cost of $5.3 million have indefinite lives and therefore, they are not amortized. Trademarks can be renewed without substantial cost. If trademark and trade names are not renewed, then expected future cash flows associated with trademarks and trade names could be adversely affected.

Amortization of intangible assets was $1.9 million and $1.8 million for the years ended December 31, 2012 and 2011, respectively.

During 2012, we capitalized $3,000 and $292,000 of costs paid to third parties to create or defend trademarks and patents, respectively. During 2011, we capitalized $5,000 and $175,000 of costs paid to third parties to create or defend trademarks and patents, respectively. We expect the patent-related costs to be amortized over approximately 20 years.

We do not consider any intangible assets to have residual value.

The future amortization expense relating to finite-lived intangible assets for the next five years and beyond is estimated at December 31, 2012 to be (all amounts in thousands):

Year Ending December 31,
2013	$1,747
2014	1,776
2015	1,776
2016	1,764
2017	1,721
Thereafter	6,066
$14,850

Debt Issuance Costs	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT ISSUANCE COSTS
10.	DEBT ISSUANCE COSTS

Debt issuance costs consist of unamortized costs paid to third parties to obtain senior debt, a line of credit and convertible notes that will be amortized to interest expense using the effective interest method through 2014. Amortization of capitalized debt issuance costs was $119,000 and $109,000 for the years ended December 31, 2012 and 2011, respectively.

The future amortization expense for each of the five succeeding years and beyond relating to current and noncurrent capitalized debt issuance costs is (all amounts in thousands):

Year Ending December 31,
2013 (1)	$136
2014	28
2015	0
2016	0
2017	0
$164

(1)	See Note 6 for the current portion of capitalized debt issuance costs of $136,000 expected to be amortized in 2013.

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES
11.	ACCRUED EXPENSES

Accrued expenses consist of the following (all amounts in thousands):

	2012	2011
Payroll-related (1)	$1,817	$1,192
Interest	143	187
Professional fees	178	328
Related party payable – CTS acquisition (2)	0	36
Related party payable – Selway Capital, LLC (3)	32	0
Other	413	436
	$2,583	$2,179

(1)	Accrued payroll-related costs as of December 31, 2012 include $296,000 of accrued severance costs. See Note 12 for descriptions of the related severance agreements.

(2)	In conjunction with the acquisition of CTS, we agreed to assume CTS’ monthly lease and utility payments for building space that CTS leased from the seller. This building space is not utilized by us. We are required to pay these costs until the building is sold, but no later than December 2014. At the CTS acquisition date, we estimated these monthly payments to be approximately $3,000 per month and we estimate the building will be sold in December 2012, therefore we estimated the liability as of December 31, 2011 to be $36,000. That liability has been paid in full at December 31, 2012.

(3)	See Note 20 for a description of the agreement with Selway Capital, LLC.

Severance Agreements	12 Months Ended
Dec. 31, 2012
Severance Agreements [Abstract]
SEVERANCE AGREEMENTS
12.	SEVERANCE AGREEMENTS

Effective March 30, 2012, CTI and its former Chief Executive Officer, Derek Dunaway, entered into a separation agreement and general release, pursuant to which Mr. Dunaway’s employment terminated effective May 14, 2012 (the “Termination Date”), provided that Mr. Dunaway ceased to have any authority or responsibility for the conduct of our affairs as of April 2, 2012 (“Cessation Date”). Under the separation agreement, we are obligated to pay Mr. Dunaway a total amount of $402,000. Additionally, any unvested option awards issued to Mr. Dunaway became vested in full upon May 14, 2012 and all unvested stock awards vested on the Cessation Date. In order to permit Mr. Dunaway to satisfy his tax obligations related to the vesting of the stock awards, we repurchased from Mr. Dunaway 9,999 shares of said stock awards on the same terms and conditions in effect at the time of vesting. All options to purchase our common stock shall terminate on the termination date specified in such option agreement as if Mr. Dunaway had continued to be employed by us until such date.

Effective April 30, 2012, CTI’s Executive Vice President resigned from his position pursuant to a Separation and Release Agreement with CTI. According to the Separation and Release Agreement, the former employee will receive $220,000 per year through April 30, 2013. Effective May 1, 2012, CTI entered into a renewable, one-year consulting agreement with the former employee under which he will provide certain consulting services to our Chief Executive Officer for $4,000 per month. The consulting agreement also clarifies that the former employee is still eligible to retain restricted stock and option awards granted to him in 2011 and 2010.

Additionally, CTI determined that it would not renew the employment contract for its Government Sales Vice President. That contract expired on May 15, 2012. Effective May 15, 2012, the former employee and CTI entered into a Separation and Release Agreement pursuant to which CTI will pay the former employee $185,000 for one year beginning on May 31, 2012.

As a result of these agreements, severance costs totaling $807,000 were recognized during 2012, of which $296,000 remains payable as of December 31, 2012. Additionally, the modifications to the share-based awards described in this Note 12 resulted in a one-time, $76,000 adjustment of share-based compensation expense in 2012.

Lines Of Credit	12 Months Ended
Dec. 31, 2012
Line Of Credit Facility [Abstract]
LINES OF CREDIT
13.	LINES OF CREDIT

We have a line of credit with a maximum borrowing capacity of $5.0 million with TD Bank N.A. (“TD Bank”). The amount we may borrow from this line of credit is dependent mainly on accounts receivable and inventory balances. Interest is payable monthly and is determined, at our discretion, based on (i) the Prime Rate, plus a margin percentage that is based on financial performance (not to be less than 6% in total) or (ii) an adjusted LIBOR rate (subject to a 2% interest rate floor), plus a margin percentage that is based on financial performance. The line of credit’s interest rate at December 31, 2012 was 6.25%. The line of credit expires on December 19, 2013. This line of credit is subject to (i) the same restrictive covenants and (ii) the same collateral and guarantees as the senior debt Term Loan and the senior debt Real Estate Loan (see Note 14). At December 31, 2012 and 2011, there were no outstanding borrowings on this line of credit.

CTSAS has lines of credit with a combined maximum borrowing capacity of €1.3 million ($1.7 million as of December 31, 2012), under which there were no outstanding borrowings at December 31, 2012 or 2011. The lines’ interest rates are variable, based on the Euro Overnight Index Average and the 3-month Euro Interbank Offered Rate. The lines are collateralized by substantially all business assets of CTSAS. The lines have indefinite termination dates, but can be renegotiated periodically.

Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
NOTES PAYABLE
14.	NOTES PAYABLE

Outstanding notes payable consist of (all amounts in thousands):

	2012	2011
Senior Debt - Term Loan	$8,519	$10,807
Senior Debt - Real Estate Loan	1,804	1,929
Subordinated Term Loan	8,500	8,500
Total	18,823	21,236
Less: Unamortized debt issuance costs	(695)	(669)
Less: Current portion of notes payable, including current portion of unamortized debt discount	(9,734)	(1,592)
Notes payable, net of current portion	$8,394	$18,975

Debt issuance costs will be amortized to interest expense using the effective interest method over the life of the loan.

Senior Debt

CTI has two loans payable to TD Bank, NA (“TD Bank”); a Term Loan and a Real Estate Loan, that were originally entered into on December 19, 2008, and which were amended twice during 2012 to modify certain financial and non-financial covenants required by these loans.

The Term Loan is payable in monthly principal installments of $148,000 along with monthly interest payments as described below, plus a one-time principal payment of $6.7 million due at maturity in December 2013.

Interest payments on 60% of the Term Loan’s principal balance are hedged using a pay-fixed, receive-variable interest rate swap to reduce exposure to changes in cash payments caused by changes in interest rates on the Term Loan. See Note 18 for details on the interest rate swap. Interest on the 60% interest rate-swapped portion of the Term Loan is payable monthly and determined based on 1-month LIBOR, plus a margin percentage that is based on financial performance. The total interest rate on the swapped portion of the Term Loan was 6.53% at December 31, 2012 and 2011. Interest on the remaining 40% of the Term Loan is also payable monthly and is determined based on 1-month LIBOR (subject to a 2% interest rate floor) plus a margin percentage that is based on financial performance. At December 31, 2012, the total interest rate on the portion of the Term Loan that was not subject to an interest rate hedging relationship was 6.0%. The Term Loan is collateralized by all of the assets of CTI (except CTI’s equity interests in CTSAS, of which only 65% is collateral of the Term Loan) and is guaranteed by Cyalume. The Term Loan requires various restrictive financial and nonfinancial covenants, such as a maximum leverage ratio, debt service coverage ratio and limitations on capital expenditures and dividends, with which we are in compliance as of December 31, 2012.

The Real Estate Loan is payable in monthly principal installments of $10,000, along with monthly interest payments as described below, plus a one-time principal payment of $1.7 million due at maturity in December 2013.

Interest payments on the Real Estate Loan principal balance are hedged using a pay-fixed, receive-variable interest rate swap to reduce exposure to changes in cash payments caused by changes in interest rates on the Real Estate Loan. See Note 18 for details on the interest rate swap. Interest is payable monthly and is determined based on 1-month LIBOR plus a margin percentage that is based on financial performance. The Real Estate Loan’s total interest rate at December 31, 2012 was 6.42% and 2011. The Real Estate Loan is secured by a mortgage of the real property (land and building) located in West Springfield, MA, and is guaranteed by Cyalume. The Real Estate Loan requires various restrictive financial and nonfinancial covenants, such as a maximum leverage ratio, debt service coverage ratio and limitations on capital expenditures and dividends, with which we are in compliance as of December 31, 2012.

The TD Bank line of credit (see Note 13), the Term Loan and the Real Estate Loan are senior in payment priority to all other notes payable and lines of credit.

Subordinated Term Loan

On July 29, 2010 we issued a Subordinated Term Loan of $8.5 million to Granite Creek Partners Agent, LLC (“Granite Creek”) that matures March 19, 2014. Interest is payable monthly beginning September 1, 2010 at a rate of 11% per annum. No principal payments are required until maturity. We have the right to prepay the loan in whole or in part at any time without penalty. The Subordinated Term Loan ranks junior to all debt held by TD Bank, N.A. but senior to all other remaining long-term debt including existing and future subordinated debt. The Subordinated Term Loan is convertible at any time by Granite Creek into 2,666,667 shares of common stock at a conversion price of approximately $3.19 per share. No portion of the Subordinated Term Loan has been converted to our common stock. Our common stock’s closing market price on December 31, 2012 was $2.10 per share; therefore the loan’s if-converted value of approximately $5.6 million is less than their unpaid principal balance by $2.9 million as of December 31, 2012. We determined that the convertible notes’ conversion feature was not a beneficial conversion feature under U.S. GAAP.

Simultaneous with the issuance of the Subordinated Term Loan, we issued warrants to repay certain costs of obtaining the convertible notes. The warrants allow the holder to purchase 160,000 shares of common stock at $1.50 per share through July 19, 2018. In accordance with U.S. GAAP, we allocated a portion of the $8.5 million gross proceeds from the issuance of the loan to the warrants based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds so allocated to the warrants ($207,000) was recorded as a debt discount and an increase to additional paid-in capital on our consolidated balance sheet. The warrant’s fair value was increased by $94,000 in 2012 due to (i) a decrease in the exercise price of the warrants and (ii) an extension of the term of the warrant. The $301,000 debt discount is being amortized to interest expense using the effective interest method over the life of the convertible notes.

The carrying value of the Subordinated Term Loan is as follows (all amounts in thousands):

	2012	2011
Principal amount of loan	$8,500	$8,500
Less: unamortized debt discount	(622)	(635)
	$7,878	$7,865

Interest costs for the Subordinated Term Loan are as follows (all amounts in thousands):

	2012	2011
Contractual interest coupon rate	$951	$948
Amortization of related debt discount	308	225
Total interest recognized	$1,259	$1,173
Effective interest rate	16.0%	15.1%

Other Subordinated Third-Party Debt

We had a note payable that was entered into in December 2008 with Rodman & Renshaw, LLC (“Rodman”). Principal and accrued interest payable on this note payable totaled approximately $2.2 million as of June 30, 2011. On June 30, 2011, we entered into a securities exchange agreement with Rodman in which Rodman agreed to accept, subject to certain conditions being met, 483,046 shares of our common stock as payment in full of all principal and accrued interest on this note. The transaction closed in July 2011.

Future Minimum Payments

As of December 31, 2012, future minimum payments due for notes payable for each of the five succeeding years and beyond are as follows (all amounts in thousands):

Year Ending December 31,
2013	$10,323
2014	8,500
2015	0
2016	0
2017	0
Thereafter	0
$18,823

Amortization of the debt discount was $368,000 and $294,000 for the years ended December 31, 2012 and 2011, respectively.

Related Party Transaction	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
15.	RELATED PARTY TRANSACTIONS

Financing Arrangements with Related Parties

In December 2012, we entered into a $2,100,000 unsecured promissory note with JFC (see Note 3 for a description of JFC), which is an entity controlled by an employee of CSP who is an owner of a significant amount of our common shares and is one of our board members. The note accrues interest initially at the rate of 5% per annum; that interest rate increases by 1% per month beginning on January 1, 2014, up to a maximum rate of 11% (which increased rate is retroactive to the initial issuance date), and is payable in full on the earlier of June 30, 2014 or upon the refinancing of our existing indebtedness at that time (subject to the availability of at least $5,000,000 in available credit after such repayment).

In conjunction with the acquisition of CSP in August 2011 (see Note 3), we incurred a $750,000 line of credit payable to one of the sellers of CSP, who also became a stockholder of Cyalume and employee of CSP as a result of the acquisition. Additionally, the line of credit was secured by $750,000 of restricted cash that could be used by us for general business purposes. Repayment of the line of credit was subject to CSP achieving certain financial goals. The total principal and interest due on the line of credit totaled $755,000 at December 31, 2011. During 2012, CSP achieved these financial goals and the line of credit was repaid and the restricted cash was returned to the seller.

In conjunction with the acquisition of CTS in December 2011, we incurred a $250,000 note payable to one of the sellers of CTS, who also became a stockholder of Cyalume and employee of CTS as a result of the acquisition. See Note 3 for more information regarding this note, principal and accrued interest on which totaled approximately $250,000 as of December 31, 2011 and was repaid in 2012.

We had notes payable to three stockholders (Messrs. Winston Churchill, Thomas Rebar and Wayne Weisman, partners of SCP Private Equity Management Company, LLC (“SCP”)). SCP also owns stock in Cyalume and three Directors are members of SCP. Principal and accrued interest payable on these notes payable totaled approximately $1.2 million as of July 7, 2011. On July 7, 2011, these stockholders each entered into a securities exchange agreement in which they agreed to accept, subject to certain conditions being met, an aggregate of 253,288 shares of our common stock as payment in full of all principal and accrued interest on these notes. These transactions closed in July 2011.

Other Related Party Transactions

CSP leases property in Bound Brook, New Jersey, from Brook Industrial Park, LLC, an entity that is controlled by an employee of CSP who is also an owner of a significant amount of our common shares and is one of our board members. See Note 20 for a description of this lease. This same related party and his wife collectively own 50% of China Development Group LLC. CSP has engaged China Development Group LLC to source a pharmaceutical product sold by CSP, and pays commissions to China Development Group LLC in compensation for such services. The amount of such commissions paid to China Development Group LLC in 2012 was approximately $310,125.

See Note 20 for a description of an agreement with a board member.

Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
CAPITAL LEASE OBLIGATIONS
16.	CAPITAL LEASE OBLIGATIONS

During 2011, we entered into two leases that were accounted for as capital leases (see Note 7). As of December 31, 2012, future minimum lease payments under capital leases together with the present value of the net minimum lease payments were as follows (all amounts in thousands):

Year Ending December 31,
2013	$17
2014	17
2015	6
2016	0
2017	0
Thereafter	0
Total minimum lease payments	40
Less: amount representing interest	(4)
Present value of net minimum lease payments	$36

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
17.	INCOME TAXES

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2012	2011
Domestic	$(54,153)	$(2,623)
Foreign	966	2,585
	$(53,187)	$(38)

Benefit from income taxes consisted of the following (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Current:
Federal	$0	$0
State	0	0
Foreign	388	902
Deferred:
Federal	(2,556)	(1,235)
State	(738)	31
Foreign	(63)	(63)
Benefit from income taxes	$(2,969)	$(365)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The primary sources of these differences relate to the carrying value of identified intangible assets, inventories, fixed assets, certain accruals and reserves.

Deferred income tax assets and liabilities consist of the following (all amounts in thousands):

	December 31, 2012		December 31, 2011
	Current	Non-current	Current	Non-current
Deferred tax assets:
Federal	$1,390	$8,256	$726	$6,777
State	563	786	511	200
Foreign	36	16	36	11
Less: valuation allowance (1)	(689)	(3,185)	0	(3,874)
	1,300	5,873	1,273	3,114
Deferred tax liabilities:
Federal	(469)	(7,311)	(658)	(7,694)
State	(122)	(1,886)	(171)	(1,986)
Foreign	(57)	(538)	(58)	(579)
	(648)	(9,735)	(887)	(10,259)
Deferred tax assets (liabilities)	$652	$(3,862)	$386	$(7,145)

(1)	During 2011, we reduced the valuation allowance from $4.1 million to $3.9 million due to the expected use of foreign tax credits in the near term.

Principal components of our net liability representing deferred income tax balances are as follows (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Intangible assets	$(3,408)	$(6,760)
Property, plant and equipment	(752)	(837)
U.S. loss carryforwards and tax credits, net (1)	829	1,063
Subsidiary income (2)	(1,459)	(1,554)
Stock-based compensation expense	725	655
Reserves, accruals and other	805	588
Interest rate swaps	50	86
	$(3,210)	$(6,759)

(1)	We had federal net operating loss carryforwards amounting to $2.0 million and $2.4 million at December 31, 2012 and 2011, respectively. The net operating loss carryforward at December 31, 2012 expires in fiscal years 2025 through 2029. Internal Revenue Code Section 382 limits utilization of these losses to $3.2 million per year. It is possible that future changes in ownership could result in changes to the amounts allowed by IRC Section 382. State net operating loss carryforwards amounted to $1.0 million and $3.5 million as of December 31, 2012 and 2011, respectively.

(2)	A deferred tax liability has been recorded for income taxes which may become payable upon distribution of earnings of CTSAS, our French subsidiary. The estimated amount of tax that might be payable with regard to any distribution for foreign subsidiary earnings is reported net of foreign taxes paid, which are creditable against our domestic tax liability. We do not permanently reinvest our foreign subsidiary’s earnings. We continually evaluate our assertion; if our foreign business needs change, so may our assertion.

Income taxes computed using the federal statutory income tax rate differs from our effective tax rate primarily due to the following (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Provision for federal income taxes expected at 34% statutory rate	$(18,083)	$(13)
Increase (reduction) resulting from:
Tax on global activities	38	(29)
State income taxes, less federal income tax benefit	(518)	15
Change in valuation account	0	(188)
Goodwill impairment loss	15,615	0
Prior year true up	(33)	(141)
Other	12	(9)
Benefit from income taxes	$(2,969)	$(365)

Derivative Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
18.	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivatives held by us as of December 31, 2012 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Derivatives liability (current liabilities)	$(14)
Interest rate swaps	Derivatives liability (current liabilities)	(155)

Derivatives held by us as of December 31, 2011 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Prepaid expenses and other current assets	$4
Interest rate swaps	Derivatives liability (noncurrent liabilities)	(273)

Currency Forward Contracts

CTSAS’ functional currency is the Euro. Periodically, CTSAS purchases inventory from CTI, which requires payment in U.S. dollars. Beginning in 2009, and only under certain circumstances, we use currency forward contracts to mitigate CTSAS’ exposure to changes in the Euro-to-U.S. dollar exchange rate upon payment of these inventory purchases. Such currency forward contracts typically have durations of less than six months. We report these currency forward contracts at their fair value. This relationship has not been designated as a hedge and therefore all changes in these currency forward contracts’ fair value are recorded in other income, net on our consolidated statements of comprehensive income (loss). We held one such currency forward contract at December 31, 2012 and one such currency forward contract at December 31, 2011. See Note 25 for a description of how we estimate the fair value of these contracts.

Interest Rate Swaps

In December 2008, we entered into two pay-fixed, receive-variable, interest rate swaps to reduce exposure to changes in cash payments caused by changes in interest rates on the Term Loan and the Real Estate Loan. Both relationships are designated as cash flow hedges and meet the criteria for the shortcut method for assessing hedge effectiveness; therefore, the hedge is assumed to be 100% effective and all changes in the fair value of the interest rate swaps are recorded in comprehensive income (loss). See Note 21 for a description of changes in accumulated other comprehensive income (loss) due to derivatives and hedging activities. Such changes were due to unrealized gains and losses on the interest rate swaps. These unrealized gains and losses must be reclassified in whole or in part into earnings if, and when, a comparison of the swap(s) and the related hedged cash flows demonstrates that the shortcut method is no longer applicable. We expect these hedges to meet the criteria of the shortcut method for the duration of the hedging relationship, which ends upon maturity of the Term Loan and Real Estate Loan, and therefore we do not expect to reclassify any portion of these unrealized losses from accumulated other comprehensive loss to earnings in the future. See Note 25 for a description of how we estimate the fair value of these swaps.

Effect of Derivatives on Statement of Comprehensive Income (Loss)

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of comprehensive income (loss) for year ended December 31, 2012 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $(45)	$73	$0	$0
Derivatives not designated as hedging instruments:
Currency forward contracts	$0	$0	$(18)

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2012.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2012.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2012.

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of comprehensive income (loss) for year ended December 31, 2011 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $(23)	$41	$0	$0
Derivatives not designated as hedging instruments:
Currency forward contracts	$0	$0	$32

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2011.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2011.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2011.

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATION
19.	ASSET RETIREMENT OBLIGATION

We have an obligation to remediate certain known occurrences of asbestos at our manufacturing facility in West Springfield, Massachusetts. The significant assumptions used to estimate the obligation are:

Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$200,000 ($41,000 paid in 2007)
Estimated remediation completion date	December 19, 2038
Estimated remediation cost on December 19, 2038	$720,000

The following is a reconciliation of the beginning and ending aggregate carrying amounts of the asset retirement obligation for the years ended December 31, 2012 and 2011 (all amounts in thousands):

	Year Ended December 31,
	2012		2011
Balance, beginning	$175		$166
Accretion expense	9		9
Balance, ending	$184	(1)	$175

(1)	The difference between the $184,000 liability as of December 31, 2012 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2012 and December 19, 2038.

Accretion expense on the asset retirement obligation is included in general and administrative expenses in the accompanying consolidated statements of comprehensive income (loss).

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Contingent Consideration

See Note 3 for a description of contingent consideration liabilities resulting from our 2011 acquisitions of CSP and CTS. See Note 25 for an estimate of the fair values of those liabilities and a description of how we estimate those fair values.

In December 2012, the contingent consideration liability resulting from the acquisition of CSP was extinguished via the issuance of 2,450,000 shares of our common stock to JFC (see Note 3 for a description of JFC) and the issuance of a $2,100,000 note payable to JFC (see Note 15). We have the right to repurchase any or all of the shares during the month of January 2014, by providing notice to JFC of our exercise of that right on or before January 10, 2014. In addition, up to 350,000 of the shares are subject to potential forfeiture if the volume-weighted-average trading price of our common stock during the month of December 2013 (the “December Closing Price”) is greater than $2.25, and we may be required to issue up to 350,000 additional shares of common stock to JFC if the December Closing Price is less than $2.00. We assessed the fair value as of December 31, 2012 of this potential obligation to issue additional shares. The fair value was not material and therefore no obligation has been recorded as of December 31, 2012.

Operating Leases

We lease certain equipment, automobiles and other assets under cancelable and non-cancelable operating leases. Expenses associated with these leases totaled $439,000 and $171,000 in 2012 and 2011, respectively.

Included in these leases is a market-based, related-party lease which CSP assumed in conjunction with the business combination discussed in Note 3. CSP entered into the lease with an entity controlled by one of our stockholders for industrial-use property located in Bound Brook, New Jersey, U.S.A. The lease ends on August 31, 2016, with extension options available, and requires lease payments of $24,000 per month from September 1, 2011 through August 31, 2013; thereafter, the monthly lease payments will be adjusted to reflect the changes of average cost per square foot as reported by Newmark Knight and Frank in their 2nd Quarter New Jersey Industrial Market Report, Average Asking Rate for Somerset County.

Future minimum lease payments under non-cancelable lease obligations at December 31, 2012 are as follows (all amounts in thousands):

Year Ending December 31,
2013 (1)	$461
2014	437
2015	413
2016	303
2017	118
Thereafter	20
$1,752

(1)	Includes the estimated related-party lease payments of the $36,000 described in Note 11.

Legal

Civil Action No. 06-706 in Superior Court of the Commonwealth of Massachusetts

On January 23, 2006, before we owned CTI, the former owners of CTI (from whom we purchased CTI) (the “Former Owners”) acquired all of the outstanding capital stock of Omniglow Corporation (the “Transaction”) and changed the name of the company to Cyalume Technologies, Inc. Prior to, or substantially simultaneously with, the Transaction, CTI sold certain assets and liabilities related to Omniglow Corporation’s novelty and retail business to certain former Omniglow Corporation stockholders and management (“the Omniglow Buyers”). This was done because CTI sought to retain only the Omniglow Corporation assets and current liabilities associated with its government, military and safety business. During 2006, CTI and the Omniglow Buyers commenced litigation and arbitration proceedings against one another. Claims include breaches of a lease and breaches of various other agreements between CTI and the Omniglow Buyers. These proceedings are known as Civil Action No. 06-706 in Superior Court of the Commonwealth of Massachusetts (the “Court”).

On December 19, 2008, while Civil Action 06-706 was still unresolved, we acquired CTI (the “Acquisition”). According to the Stock Purchase Agreement between the Former Owners and us, the Former Owners retained the responsibility for paying for all costs and liabilities associated with Civil Action No. 06-706.

On July 18, 2011, CTI received an Order for Entry of Final Judgment in Civil Action No. 06-706 in which the Court awarded approximately $2.6 million in damages to Omniglow, LLC. Prejudgment interest at the rate of twelve (12%) percent per annum since the filing of the complaint in 2006 will accrue on approximately $1.3 million of the damages. The Court also awarded Omniglow, LLC reimbursement of attorney fees and costs of approximately $235,000, on which interest at the rate of twelve (12%) percent per annum will accrue beginning with the date of the final ruling.

On July 12, 2012, the Court issued an Amended Final Judgment and, on September 20, 2012, a Final Judgment. There were no changes to the previously described damage awards. In response, on October 17, 2012, we filed our Notice of Appeal, which was docketed in the Court. On February 15, 2013, the Appellate Court clerk docketed the appeal. Our appeal contains a number of bases for overturning the awards.

Although we have appealed the final judgment, we have recorded a contingent legal obligation in the full amount of the final ruling (approximately $3.8 million) on our consolidated balance sheet as of December 31, 2012. Since the Former Owners (i) retained the responsibility for paying the costs and liabilities associated with Civil Action No. 06-706 and (ii) are related parties under U.S. GAAP due to their ownership interest in us and their membership on our board of directors, we have recorded approximately $3.97 million, which includes the $3.8 million contingent legal obligation and other costs we have incurred while litigating Civil Action No. 06-706, as due from related party on our consolidated balance sheet as of December 31, 2012. We believe that the related party receivable is collectible.

Complaint Regarding Failure to Deliver Warrants

On February 27, 2012, Raviv Shefet filed a complaint (Docket No. 3:12-cv-30040) in the Springfield, Massachusetts Federal District Court, alleging that we failed to deliver common stock warrants to Shefet on a timely basis for services rendered by Shefet prior to April 2008. On July 2, 2012, we executed a settlement agreement for this matter with Mr. Shefet, under which Mr. Shefet has received 22,500 shares of common stock plus cash of $62,079. A liability of $33,075 is included in accrued expenses on our December 31, 2012 consolidated balance sheet for this matter.

Demand for Arbitration by (Former) Employee

On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with Combat Training Solutions, Inc. (“CTS”) and Antonio Colon, the sole stockholder of CTS. Pursuant to the SPA, CTI purchased all of the issued and outstanding capital stock of CTS in return for consideration that included contingent consideration ranging from $0 to $5.75 million, which is based on CTS’ financial performance during the period of January 1, 2012 through December 31, 2013.

On June 15, 2012, we received a copy of a demand for arbitration filed by Mr. Colon with the American Arbitration Association. The demand alleges, among other things, that CTI has constructively terminated Mr. Colon’s employment without cause and that Cyalume and CTI have breached certain provisions of the SPA. Mr. Colon seeks, among other things, payment of the maximum potential contingent consideration amount of $5.75 million, payment of salary, wages, bonuses and benefits pursuant to Mr. Colon’s employment agreement with CTI, and reimbursement of his attorneys’ fees and costs related to this matter.

The Company and CTI consider the allegations in the Demand for Arbitration by Mr. Colon to be without merit and, in addition, the position of the Company and CTI is that Mr. Colon was not constructively terminated.

On August 17, 2012, Mr. Colon filed a Complaint in Federal Court and on September 11, 2012, he filed to have the arbitration withdrawn. In addition, on September 11, 2012, Mr. Colon chose to cease working for us.

CTI filed a Motion to Dismiss the Complaint in Federal Court and to compel the controversy to arbitration before the American Arbitration Association. The District Court for the District of Delaware held a hearing on January 23, 2013, at which it dismissed the Complaint in Federal Court without prejudice and indicated that the arbitration should proceed. This matter is now proceeding in arbitration, including various counterclaims against Mr. Colon.

Agreement with Board Member

On October 1, 2009, we entered into an agreement with Selway Capital, LLC (“Selway”) that provides for (but is not limited to) the following services to be performed by Selway on our behalf:

•	Strategic development and implementation as well as consultation to our chief executive officer on a regular basis as per his reasonable requests;
•	Identifying strategic partners with companies with which Selway has relationships and access. In this connection, Selway will focus on building partnerships with companies in Israel, Singapore, India and Europe. The focus will be on the expansion of our munitions business;
•	Advise and support us on our investor relations strategy;
•	Advise and support our future fund raising, including identifying sources of capital in the United States; and
•	Support our mergers and acquisitions strategy and play an active role in our due diligence and analysis.

The agreement stipulates that these services would be performed by Yaron Eitan, an employee of Selway and a member of our Board of Directors, with assistance, as needed, from other employees of Selway. The agreement, which expired on October 1, 2012, was extended through December 31, 2013. Under the agreement, we indemnify Selway and Selway indemnifies us against certain losses that could be incurred while carrying out its obligations under the agreement. Per the amendment to extend the agreement, Selway’s compensation for these services is $21,000 per month. We also reimburse Selway for costs incurred specifically on our behalf for these services.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
21.	STOCKHOLDERS’ EQUITY

Preferred Stock

We are authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by our Board of Directors. No preferred stock was issued or outstanding as of December 31, 2012 or 2011.

Common Stock

We are authorized to issue 50,000,000 shares of common stock. Stockholders are entitled to one vote for each share held of record on all matters to be voted on by stockholders. Stockholders have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the common stock.

Other Equity Instruments

Common stock purchase warrants issued and currently outstanding are recorded at their initial fair value and reported in stockholders’ equity as increases to additional paid-in capital. These warrants were reported as equity, rather than liabilities, since (i) the warrants may not be net-cash settled, (ii) the warrant contract limits the number of shares to be delivered in a net-share settlement and (iii) we have sufficient unissued common shares available to settle outstanding warrants. Subsequent changes in fair value from the warrants’ initial fair value are not recognized as long as the warrants continue to merit classification as equity. As of December 31, 2011, we had 3,254,256 common stock purchase warrants (“warrants”) outstanding that were not related to stock-based compensation, of which 2,975,506 were sold in a public offering, 160,000 were issued in 2010 in conjunction with the Subordinated Term Loan (see Note 14) and 118,750 were sold to a third party. Also outstanding at December 31, 2011 was an option to purchase up to a total of 731,250 units. Each unit consisted of one share of common stock and one common stock purchase warrant. All of these instruments were recorded as equity transactions. During 2012, all of these warrants and options, except for the 160,000 warrants issued in conjunction with the Subordinated Term Loan, expired unexercised.

Public Offering Warrants

On May 1, 2007 we sold 7,312,500 units in our initial public offering for $58.5 million, or $8.00 per unit. Each warrant entitled the holder to purchase one share of common stock at an exercise price of $5.00 per share.

In 2011, 1,056,500 of these warrants were exercised on a cashless basis in exchange for 6,060 common shares.

All 2,975,506 of these warrants that were still unexercised and outstanding as of December 31, 2011 expired on April 25, 2012.

Warrants Sold to a Third Party

On October 15, 2008, we sold 118,750 common stock purchase warrants and 593,750 shares of common stock for a combined price of $4.8 million. Each warrant entitled the holder to purchase one share of common stock at an exercise price of $5.00 per share. These warrants expired on April 25, 2012.

Options to Purchase Units

In connection with our initial public offering on April 25, 2007, we sold to the representative of the underwriter an option to purchase up to a total of 731,250 units for $100. Each unit consists of one share of common stock and one common stock purchase warrant. Each warrant entitled the holder to purchase one share of common stock at an exercise price of $5.50 per share. This option was exercisable at $8.80 per unit. This option expired on April 25, 2012.

Share-Based Compensation

On March 3, 2009, our Board of Directors adopted the Cyalume Technologies Holdings, Inc. 2009 Omnibus Securities and Incentive Plan (the “Plan”). The Plan was approved during our Annual Meeting of Stockholders on June 18, 2009. The purpose of the Plan is to benefit stockholders by assisting us in attracting, retaining and providing incentives to key management employees and non-employee directors of, and non-employee consultants to, Cyalume Technologies Holdings, Inc. and its subsidiaries, and to align the interests of such employees, non-employee directors and non-employee consultants with those of stockholders. Accordingly, the Plan provides for the granting of Distribution Equivalent Rights, Incentive Stock Options, Non-Qualified Stock Options, Performance Share Awards, Performance Unit Awards, Restricted Stock Awards, Stock Appreciation Rights, Tandem Stock Appreciation Rights, Unrestricted Stock Awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provided herein. Under the Plan, we are authorized to issue up to 2.0 million shares of common stock, increased by the Board of Directors to 2.65 million in December 2012, subject to approval by the stockholders at the 2013 Annual Meeting of Stockholders. As of December 31, 2012, 805,582 shares were available for future awards under the Plan. Awards under the Plan can impose various service periods and other terms upon the awardee; however, the maximum term of options or similar instruments granted under the Plan is ten years.

Share-based awards are also issued that are not under the Plan. In September 2012, we awarded options to purchase our common stock to our Chief Operating Officer as part of his employment compensation. These options were not awarded under the Plan. Also in September 2012, we awarded options to purchase our common stock to East Shore Ventures, LLC as part of compensation for Chief Executive Officer services provided by East Shore Ventures, LLC’s owner and employee. These options were also not awarded under the Plan. Because East Shore Ventures, LLC is not considered to be an employee under U.S. GAAP rules for accounting for share-based payments, we must estimate the fair value of these options every reporting period and adjust the related compensation cost accordingly. These two awards are included in the disclosures in this Note 21 in the section titled “Stock Option and Warrant Awards”.

During the years ended December 31, 2012 and 2011, total expense recorded for share-based compensation was $503,000 and $1.2 million, respectively. The following presents how share-based expenses are included in our consolidated statements of comprehensive income (loss) (in thousands):

	Year Ended December 31,
	2012		2011
Cost of revenues	$12		$100
Sales and marketing	(12)		168
General and administrative	387		721
Research and development	116		218
	$503	(1)	$1,207	(2)

(1)	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $41,000.
(2)	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $307,000.

We do not currently possess any treasury shares, therefore any issuance of stock for any share-based compensation award is expected to be from new shares.

Stock Option and Warrant Awards

We use a Black-Scholes pricing model to value all stock options and warrants awarded as share-based compensation. We estimated the expected term of the options and warrants awarded under share-based compensation arrangements individually based on the estimated term of the award, the exercise price of the award, the estimated risk-free interest rate over the award’s estimated term, estimated annual dividend yield, and the estimated volatility of the price of our common stock over the award’s estimated term. Our risk-free interest rate assumptions are based on U.S. Treasury securities issued with maturities similar to the expected terms of the awards. In September 2012, we began estimating the future volatility of the price of our common stock using historical daily prices of our common stock; before September 2012, since we did not believe our common stock had sufficient trading history to estimate future price volatility, we estimated that volatility using historical data of another public company operating in our industry. The fair value of each award is estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2012	2011
Expected term (years)	5.0 – 6.5	10
Risk-free interest rate	.73 – 1.43%	2.23 – 3.12%
Estimated dividend yield	None	None
Volatility	26.45 – 128.16%	29.92 – 30.16%
Discount for post-vesting restrictions	None	None

Stock options and warrants awarded as of December 31, 2012 will generally vest in zero to 5 years. Options awarded to executive officers and other management typically are earned based on meeting Board-determined or CEO-determined performance goals unique to each award recipient and require continued employment over the vesting period. Options awarded to members of the Board of Directors typically vest on the grant date. Options and warrants awarded typically expire 10 years after the grant date.

Stock option and warrant activity related to share-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2010	1,144	$3.75
Granted (1)	140	4.24
Exercised (2)	(2)	3.65
Forfeited	(11)	3.65
Expired	(105)	7.78
Outstanding at December 31, 2011	1,166	3.44
Granted (3)	1,708	1.60
Exercised (4)	(5)	3.65
Forfeited	(24)	3.71
Expired	(3)	3.80
Outstanding at December 31, 2012	2,842	2.33
Exercisable at December 31, 2012	1,157	$3.35

(1)	The weighted-average grant-date fair value of awards granted was $1.92.
(2)	The intrinsic value of awards exercised was $2,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.
(3)	The weighted-average grant-date fair value of awards granted was $1.33.
(4)	The intrinsic value of awards exercised was $1,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.

The following table summarizes information about stock options and warrants related to stock-based compensation that (i) are not subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2012:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	1,758		9.09	$1.55	160		$2.00
2.01	4.00	891		7.06	3.38	838		3.35
4.01	6.00	193		7.50	4.65	159		4.67
		2,842	(1)	8.34	$2.33	1,157	(2)	$3.35

(1)	The aggregate intrinsic value of these stock options and warrants is $975,000 as of December 31, 2012.
(2)	The aggregate intrinsic value of these stock options and warrants is $16,000 as of December 31, 2012. The weighted-average remaining contractual term for these options is 6.46 years as of December 31, 2012.

As of December 31, 2012, there was $2,968,000 of unrecognized compensation cost related to nonvested option awards which is expected to be recognized over a weighted-average period of 4.33 years.

Stock Awards

We value stock awards at the closing market price of the underlying shares on the trading day previous to the grant date, adjusted for expected forfeitures.

Nonvested restricted common stock related to stock-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	324	$3.61
Granted	131	4.00
Vested (1)	(174)	3.48
Forfeited	(4)	3.25
Outstanding at December 31, 2011	277	3.88
Granted	29	2.66
Vested (2)	(129)	3.53
Forfeited	(141)	3.98
Outstanding at December 31, 2012	36 (3)	$3.76

(1)	The total fair value of restricted common stock awards that vested during 2011 was $696,000.
(2)	The total fair value of restricted common stock awards that vested during 2012 was $364,000.
(3)	These stock awards will vest upon fulfilling service conditions only.

As of December 31, 2012, there was $52,000 of unrecognized compensation cost related to nonvested stock awards which is expected to be recognized over a weighted-average period of 0.81 years.

Accumulated Other Comprehensive Loss

The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Foreign currency translation loss	$(418)	$(526)
Unrealized gain on cash flow hedges, net of taxes	(97)	(170)
	$(515)	$(696)

Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2010	$(211)
Unrealized loss on interest rate swaps, net of taxes of $(23)	41
Balance, December 31, 2011	(170)
Unrealized gain on cash flow hedges, net of taxes of $(45)	73
Balance, December 31, 2012	$(97)

Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2010	$(459)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(67)
Balance, December 31, 2011	(526)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	108
Balance, December 31, 2012	$(418)

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
22.	EMPLOYEE BENEFIT PLANS

The CTI Employee Savings and Retirement Plan (the “ESRP”), is intended to be qualified under Section 401(k) of the Internal Revenue Code. Employees of CTI, CTS and CSP who have reached the age of 18 are eligible for participation on the first entry date after three months of service. Entry dates are the first day of January, April, July and October. Employees may defer receiving compensation up to the maximum amount permitted under the Internal Revenue Code. Matching contributions to the ESRP equal (i) 3% of employee compensation plus (ii) 50% of the next 2% of employee compensation. For the years ended December 31, 2012 and 2011, employer matching contributions were $242,000 and $224,000, respectively.

French law requires companies within France (such as CTSAS) to pay its workers a benefit, based on various factors, when an employee becomes 65 years old.  We have estimated the present value of such a liability for employees at CTSAS and have determined that this potential obligation is not material and therefore a liability for this potential obligation has not been recorded as of December 31, 2012 or 2011.

Other Income, Net	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
OTHER INCOME, NET
23.	OTHER INCOME, NET
In 2011, we received approximately $470,000 from various companies for research and development work performed by us. Amounts received in 2012 were not significant.

Concentrations	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
CONCENTRATIONS
24.	CONCENTRATIONS

Sales Concentrations

In 2012, 40% of our revenue was received from two customers. In 2011, 66% of our revenue was received from four customers.

Geographic Concentrations

We sell to customers located in the United States of America and in international markets. Revenues to customers outside the United States represent 28% and 39% of net revenues for the years ended December 31, 2012 and 2011, respectively. Revenues from customers in the United Kingdom represented 9% of our 2012 revenues.

CTSAS’ operations are our only operations outside the United States of America. CTSAS’ net assets were $6,278,000 and $6,093,000 as of December 31, 2012 and 2011, respectively.

Concentrations of Credit Risk Arising from Financial Instruments

As of December 31, 2012, three customers combined represented 39% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable. As of December 31, 2011, four customers combined represented 50% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable. All but $112,000 of these accounts receivable were collected in full in the first quarter of 2012.

We maintain cash in several different financial institutions in amounts that typically exceed U.S. federally insured limits and in financial institutions in international jurisdictions where insurance is not provided. We have not experienced any losses in such accounts and believe we are not exposed to significant credit risk. All cash maintained in U.S. non-interest bearing cash accounts were fully insured at December 31, 2012 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage reverted to $250,000 per depositor at each financial institution and the non-interest bearing cash balances may again exceed federally-insured limits. As of December 31, 2012, cash in non-U.S. bank accounts that were not insured by a federal government totaled $417,000.

Fair Values of Assets And Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUES OF ASSETS AND LIABILITIES
25.	FAIR VALUES OF ASSETS AND LIABILITIES

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2012:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ Liabilities At Fair Value
Interest rate swaps (see Note 18) (1)	0	$(155)	0	$(155)
Currency forward contracts (see Note 18) (2)	0	(14)	0	(14)
Contingent consideration (see Note 3) (3)	0	0	$0	0
	$0	$(169)	$0	$(169)

(1)	The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).

(2)	The fair value of these contracts is determined by multiplying the notional amount of the contract by the difference between (a) the U.S. dollar amount due on the contract at maturity and (b) the foreign exchange rate as of the date the contract is valued (the balance sheet date). Because the contracts typically have a short duration, the value is not discounted using a present value technique (an income approach).

(3)	The contingent consideration liabilities’ fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2011:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ Liabilities At Fair Value
Interest rate swaps (see Note 18)	0	$(273)	0	$(273)
Currency forward contracts (see Note 18)	0	4	0	4
Contingent consideration (see Note 3)	0	0	$3,699	3,699
	$0	$(269)	$3,699	$3,430

The table below presents reconciliations for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 2012 and 2011:

	Year Ended December 31,
	2012	2011
Contingent consideration:
Balance at the beginning of period	$(3,699)	$0
Initial recognition of the liabilities	0	(3,640)
Unrealized gains (losses) in earnings	(3,380)	(59)
Finalization of the fair value determination of contingent consideration in the CTS acquisition (see Note 8)	(166)	0
Payment of contingent consideration from the CSP acquisition (see Note 20)	7,245	0
Balance at the end of period	$0	$(3,699)

We have other financial instruments, such as cash, accounts receivable, due from related party, accounts payable, notes payable and line of credit. We believe the carrying amounts of those assets and liabilities approximate their fair value since we have estimated those carrying amounts to approximate the exit price we would receive to sell these assets or pay to transfer these liabilities to a market participant. See Note 2 for a discussion of our accounting policy regarding fair value.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

During the year ended December 31, 2012, the following assets, all of which are Level 3 assets, were identified as impaired and were adjusted to their fair values (in thousands of dollars) (see also Note 4):

	Cyalume Reporting Unit (1)	Loss Recognized	Fair Value
Goodwill (2)	Chemical Light	$46,230	$5,014
Goodwill (2)	Training	858	351
Patents (3)	Training	172	210
Trade name (4)	Training	29	30
Non-compete agreements (5)	Training	80	40
Certain equipment (6)	Chemical Light	273	0

(1)	We are managed as one operating segment with four reporting units: Chemical Light (the operations of CTI and CTSAS), Training (the operations of CTS), Specialty Products (the operations of CSP) and Other (the operations of CRI and the parent company Cyalume Technologies Holdings, Inc.). Specialty Products’ goodwill was not considered to be impaired and our Other reporting unit does not have a goodwill asset.

(2)	The fair value of the impaired goodwill asset was determined calculating the excess of the fair value of the reporting unit over the fair values assigned to its assets and liabilities and utilized present value techniques utilizing each reporting unit’s forecasted after-tax cash flows.

(3)	The fair value of the impaired patent asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the patents, net of estimated income taxes (an income approach).

(4)	The fair value of the impaired trademarks and trade names asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the trademarks and trade names, net of estimated income taxes (an income approach).

(5)	The fair value of the impaired non-compete agreement asset was determined using the “comparative business valuation” method, which compares the present value of two streams of the reporting unit’s estimated future cash flows; one stream assuming the non-compete agreements are in place and the other stream assuming the agreements are not in place (an income approach).

(6)	The fair value of the impaired equipment was determined estimating the present value of cash flows expected to result from the use and disposition of the equipment (an income approach).

Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
26.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash Paid for Interest and Income Taxes (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Interest	$1,762	$1,857
Income taxes	554	1,682

Non-Cash Investing and Financing Activities (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Issued 712,771 shares of our common stock to effect the acquisition of CSP	$0	$2,500
Issued 133,584 shares of our common stock to effect the acquisition of CTS	0	500
Issued note payable to effect the acquisition of CTS	0	500
Issued 483,046 shares of our common stock to repay note payable and accrued interest thereon	0	2,212
Issued 253,288 shares of our common stock to repay related party notes payable to three stockholders and accrued interest thereon	0	1,160
Fixed assets acquired through capital lease obligations	0	77
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	94	7
Adjustment to goodwill acquired and contingent consideration incurred in the acquisition of CTS due to the finalization of the fair value of the contingent consideration	166	0
Adjustment to goodwill acquired and deferred tax liability incurred in the acquisition of CTS due to the finalization of the fair value of the business combination	64	0
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets	183	0
Issuance of 2,450,000 shares of our common stock to repay the contingent consideration liability resulting from the acquisition of CSP	5,145	0
Issuance of a $2,100,000 note payable to repay the contingent consideration liability resulting from the acquisition of CSP	2,100	0
Issuance of 22,500 shares of our common stock to settle litigation claim	56	0
260 shares issued for cashless option exercise	0	0

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Consolidated Financial Statement Schedule

Schedule II – Valuation and Qualifying Accounts

(in thousands)

		Additions
Description	Balance at Beginning of Period	Charged to costs and expenses	Charged to other accounts (Describe)		Deductions (Describe)		Balance at End of Period
Year ended December 31, 2011
Allowance for Doubtful Accounts	62	140	10	(3)	(6	)(2)	206
Deferred Tax Asset Valuation Allowance	4,062	(188)	—		—		3,874
Year ended December 31, 2012
Allowance for Doubtful Accounts	206	(1)	—		(50	)(1)	155
Deferred Tax Asset Valuation Allowance	3,874	—	—		—		3,874

(1)	Write-offs ($49,000) and recoveries of reserved receivables ($1,000)
(2)	Currency translation
(3)	Acquisition-date adjustment of estimated uncollectable accounts receivable of CTS.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Reclassifications	Reclassifications Certain 2011 amounts have been reclassified to conform to the 2012 presentation.
Foreign Operations

Foreign Operations

The accounting records of our France-based subsidiary CTSAS are maintained in Euros, their local and functional currency. For consolidation, revenue and expense transactions are translated to U.S. dollars using the average exchange rate of the month in which the transaction took place. Assets and liabilities are translated to U.S. dollars using the exchange rate in effect as of the balance sheet date. Equity transactions are translated to U.S. dollars using the exchange rate in effect as of the date of the equity transaction. Translation gains and losses are reported as a component of accumulated other comprehensive income within stockholders’ equity. Gains and losses resulting from transactions which are denominated in other than the functional currencies are reported as other income or loss in the statement of comprehensive income (loss) in the period the gain or loss occurred.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) accounts for changes in stockholders’ equity resulting from non-stockholder sources. All transactions that would cause comprehensive income (loss) to differ from net income (loss) have been recorded and disclosed and relate to (i) the translation of the accounting records of our France-based subsidiary CTSAS and (ii) the effective portion of activities designated as hedges for hedge accounting purposes.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are used when accounting for certain items such as reserves for inventory, accounts receivable and deferred tax assets; assessing the carrying value of intangible assets including goodwill; determining the useful lives of property, plant and equipment and intangible assets; determining asset retirement obligations; and determining the fair value of contingent consideration. Estimates are based on historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the aggregate unpaid amount less any allowance for doubtful accounts. The allowance is based on historical bad debt experience and the specific identification of accounts deemed uncollectible. We determine an account receivable’s delinquency status based on its contractual terms. Interest is not charged on outstanding balances. Accounts are written-off only when all methods of recovery have been exhausted. We control credit risk through initial credit evaluations and approvals, credit limits, and monitoring procedures. We perform ongoing credit evaluations of customers but do not require collateral to secure accounts receivable.

Inventories

Inventories

Inventories are stated at the lower of cost (on a first-in first-out (“FIFO”) method) or net realizable value. The cost of inventory consists of raw material content, labor costs to produce the inventory and overhead costs incurred during production of the inventory. We periodically review the realizability of inventory. Provisions are recorded for potential obsolescence which requires management’s judgment. Conditions impacting the realizability of inventory could cause actual write-offs to be materially different than provisions for obsolescence.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed under the straight-line method over the estimated useful lives of four to eight years for equipment and 30 years for buildings and improvements.

Property, plant and equipment assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Such reviews are based on a comparison of the asset’s undiscounted cash flows to the recorded carrying value for the asset. If the asset’s recorded carrying value exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset, the asset’s carrying value is written-down to its estimated fair value. To estimate that fair value, we will use the most appropriate valuation technique for the circumstances and for which sufficient data is available. Impairment charges, if any, are recorded in the period in which the impairment is determined. In the event of an impairment charge, the identifiable assets’ post-impairment carrying value will continue to be amortized or depreciated over their useful lives and be reviewed periodically for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Goodwill

Goodwill

Goodwill is deemed to have an indefinite life and accordingly, is not subject to amortization. Goodwill is subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon its estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined.

Intangible Assets

Intangible Assets

Intangible assets include developed technologies and patents, customer relationships, customer backlog, non-compete agreements and certain trade names, all of which are amortized over their estimated useful lives, and other trademarks and trade names that are considered to have indefinite useful lives and therefore are not amortized. The carrying amounts of amortizing and non-amortizing intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that those carrying amounts may not be recoverable. The carrying amounts of non-amortizing intangible assets are also reviewed for impairment annually as of August 31.

Costs incurred to register new patents or defend existing patents are capitalized while costs to renew or extend the term of intangible assets are expensed when incurred. Costs incurred with third parties that are related to internally developing or successfully defending an intangible asset are capitalized as part of the intangible asset developed or defended and amortized over that asset’s remaining useful life. Such costs with third parties related to patent or trademark applications that are ultimately rejected by the relevant government authority are expensed upon rejection. The useful lives used for amortization of intangible assets are as follows:

Useful lives
Patents and developed technologies	(1)
Purchased customer relationships	9 – 13 years
Trademarks and trade names	(2)
Customer backlog	(3)
Non-compete agreements	5 years

(1)	Each patent has its own legal expiration date and therefore its own useful life. Generally, our patents’ legal lives begin when the related patent application is filed with the relevant government authority and ends 20 years thereafter. We begin amortizing patent costs incurred when the relevant government authority approves the related patent. Patents that have been recorded as of December 31, 2012 will expire in years 2013 through 2032.

(2)	Trademarks and trade names of CTI are deemed to have an indefinite life and accordingly are not subject to annual amortization. CTI’s trademarks and trade names are subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon their estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined. We expect to use CTS’ trademark through December 2013 and therefore the cost of CTS’ trademark is being amortized over that period.

(3)	Became fully amortized in 2012.

Debt Issuance Costs

Debt Issuance Costs

Costs paid to lenders to obtain financing are presented as discounts on the related debt and are amortized to interest expense over the term of the related financing, using the effective interest method (unless the financing is a line of credit, in which case the straight-line method is used). Such costs paid to third parties are presented as assets and are amortized to interest expense in the same manner as costs paid to lenders.

Derivatives

Derivatives

Derivatives are recorded at their fair value as of the balance sheet date. If a derivative qualifies for “hedge accounting” under U.S. GAAP and has been designated as a hedge by us, then we record the “effectively hedged” portion, as defined by U.S. GAAP, of changes in such derivatives’ fair value in accumulated other comprehensive loss, which is a component of our stockholders’ equity. We record (i) ineffectively hedged portions of such changes in fair value or (ii) changes in the fair value of derivatives not designated as a hedge in our consolidated statement of comprehensive income (loss) in the period the change occurred. On the consolidated statement of cash flows, cash flows from derivative instruments accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Common Stock Purchase Warrants

Common Stock Purchase Warrants

Common stock purchase warrants issued and currently outstanding are recorded at their initial fair value and reported in stockholders’ equity as increases to additional paid-in capital. These warrants are reported as equity, rather than liabilities, since (i) the warrants may not be net-cash settled, (ii) the warrant contract limits the number of shares to be delivered in a net-share settlement and (iii) we have sufficient unissued common shares available to settle outstanding warrants. Subsequent changes in fair value from the warrants’ initial fair value are not recognized as long as the warrants continue to merit classification as equity.

Revenue Recognition

Revenue Recognition

Revenue from the sale of products or the providing of services is recognized when the earnings process is complete, the amount of recognizable revenue can be determined, the risks and rewards of ownership have transferred to the customer and collectability is reasonably assured. Depending on the terms of the individual sales arrangement with our customer, product sales are recognized at either the shipping point or upon receipt by the customer. Costs and related expenses to manufacture the products are recorded as costs of goods sold when the related revenue is recognized.

We have two significant contracts providing for the sale of indefinite quantities of products at fixed per unit prices, subject to adjustment for certain economic factors. Revenue under these contracts is recognized when products ordered under the contracts are received by the customer. Whenever costs change, we review the pricing under these contracts to determine whether they require the sale of products at a loss. To date, we have no loss contracts which would require the accrual of future losses in the current financial statements.

We also provide research and development services for customers for which we earn payments that are contingent upon achieving a specific result (“milestones”). We recognize payments upon achieving such milestones as revenue provided the payment is (i) related to past performance, (ii) reasonable relative to all of the deliverables and payment terms within the arrangement with our customer, and (iii) nonrefundable. In 2011 and 2012, all of such payments received met these criteria.

Taxes Collected from Customers	Taxes Collected from Customers Sales taxes collected from customers are not considered revenue and are included in accounts payable and accrued expenses until remitted to the taxing authorities.
Shipping and Handling Costs

Shipping and Handling Costs

Outbound shipping and handling costs are included in sales and marketing expenses in the accompanying consolidated statements of comprehensive income (loss). These costs were $500,000 and $449,000 for the years ended December 31, 2012 and 2011, respectively.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and are included in sales and marketing expenses in the accompanying consolidated statements of comprehensive income (loss). Advertising expense was $135,000 and $125,000 for the years ended December 31, 2012 and 2011, respectively.

Stock-Based Compensation

Stock-Based Compensation

We incur stock-based compensation related to awards of common stock, restricted common stock and options to employees and non-employees. Those awards are measured at their fair value on the date the award is granted and are recognized in our consolidated financial statements over the period the grantee is required to provide services in exchange for the award. When recognized as an expense, the fair value of the award, less estimated forfeitures, is recognized on a straight-line basis over the award service period; if there is no such service period, then the entire fair value of the award is recognized as expense on the grant date.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are recognized when, based upon available evidence, realization of the assets is more likely than not.

In assessing the realization of long-term deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The realization of deferred income tax assets depends upon future taxable income in years before net operating loss carryforwards expire. We evaluate the recoverability of deferred income tax assets on a quarterly basis. If we determine that it is more likely than not that deferred income tax assets will not be recovered, we establish a valuation allowance against some or all deferred income tax assets.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefit associated with tax positions taken that exceeds the amount measured as described above, if such a position existed, is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. There were no such positions as of December 31, 2012 or 2011.

We classify interest on tax deficiencies as interest expense and income tax penalties as other expense.

In February 2012, we completed an audit by the IRS of our tax returns for the years 2008 and 2009. There were no adjustments to those tax returns. Tax returns filed for the fiscal years 2010 and 2011 are still open for audit.

Net Income (Loss) per Common Share

Net Income (Loss) per Common Share

Basic income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares and dilutive potential common share equivalents then outstanding. Potential common share equivalents consist of (i) shares issuable upon the exercise of warrants and options (using the “treasury stock” method), (ii) unvested restricted stock awards (using the “treasury stock” method) and (iii) shares issuable upon conversion of convertible notes using the “if-converted” method.

	Year Ended December 31,
	2012	2011
Basic:
Net income (loss) (in thousands)	$(50,218)	$327
Weighted average shares	18,205,586	16,911,103
Basic income (loss) per common share	$(2.76)	$0.02
Diluted:
Income (loss) available to common stockholders for diluted income (loss) per common share (in thousands)	(50,218)	327
Weighted average shares	18,205,586	16,911,103
Effect of dilutive securities	0	1,559,535
Weighted average shares, as adjusted	18,205,586	18,470,638
Diluted income (loss) per common share	$(2.76)	$0.02

The following potentially dilutive common share equivalents were excluded from the calculation of diluted net income (loss) per common share because their effect was antidilutive for each of the periods presented:

	Year Ended December 31,
	2012	2011
Options and warrants	1,585,833	4,979,088
Restricted stock awards	75,292	0
Convertible notes payable	2,666,667	2,666,667

Fair Value

Fair Value

Under U.S. GAAP, we are required to record certain financial assets and liabilities at fair value and may choose to record other financial assets and financial liabilities at fair value as well. Also under U.S. GAAP, we are required to record nonfinancial assets and liabilities at fair value due to events that may or may not recur in the future, such as an impairment event. When we are required to record such assets and liabilities at fair value, that fair value is estimated using an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. That fair value is determined based on significant inputs contained in a fair value hierarchy as follows:

Level 1	Quoted prices for identical assets or liabilities in active markets to which we have access at the measurement date.

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3	Unobservable inputs for the asset or liability.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

There are three general valuation techniques that may be used to measure fair value, as described below:

Market Approach	Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources.

Cost Approach	Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

Income Approach	Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

Business Combinations

Business Combinations

We use the “acquisition method” to account for all business combinations. All acquisitions are reviewed to determine if they constitute a “business” under U.S. GAAP. All identifiable assets and liabilities of an acquired business are recorded at their fair values as of the date we obtain control of the business. The fair values of identifiable assets and liabilities are estimated using a variety of approaches allowed under U.S. GAAP, including appraisals and present value techniques. Any excess of the consideration paid to acquire the business over the fair values of the acquired and identifiable assets and liabilities is recorded as goodwill. We determine the date we obtain control of a business to be the date on which we gain the ability to determine the direction of management and policies over that acquired business.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The following are recent accounting pronouncements that have affected our consolidated financial statements or may affect them in the future.

In July 2012, the FASB issued Accounting Standards Update No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment. (“ASU 2012-02”), which allows an entity to first assess qualitative factors when determining whether it is necessary to perform a quantitative impairment test for an indefinite-lived intangible asset. Under ASU 2012-02, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not that the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. ASU 2012-02 became effective for interim and annual impairment tests after September 15, 2012. Early adoption was permitted. We adopted ASU 2012-02 as of August 31, 2012. The adoption of ASU 2012-02 did not have a material impact on our financial position or the results of our operations.

In August 2012, the FASB issued Accounting Standards Update No. 2012-03, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (“ASU 2012-3”). ASU 2012-03 amends certain SEC-related sections of the FASB Codification for various recent SEC and FASB pronouncements. ASU 2012-03 was effective upon its issuance. The adoption of ASU 2012-03 did not have a material impact on our financial position or results of operations.

In October 2012, the FASB issued Accounting Standards Update No. 2012-04, Technical Corrections and Improvements (“ASU 2012-04”), which updates a wide range of topics in the FASB Codification. ASU 2012-04 includes technical corrections and improvements to FASB Codification and conforming amendments related to fair value measurements. ASU 2012-04 will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

Background And Description of Business (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Revision of Prior Period Financial Statements
The revised consolidated balance sheet amounts and consolidated statement of changes in stockholders’ equity that appear in these consolidated financial statements are as follows (all amounts in thousands):

	December 31, 2011
	As Previously Reported	Adjustment	As Revised
Inventories, net	$11,393	$(550)	$10,843
Total current assets	18,666	(550)	18,116
Total assets	110,894	(550)	110,344
Accumulated deficit	(29,453)	(550)	(30,003)
Total stockholders’ equity	70,203	(550)	69,653
Total liabilities and stockholders' equity	110,894	(550)	110,344

	December 31, 2010
	As Previously Reported	Adjustment	As Revised
Accumulated deficit	$(29,780)	$(550)	$(30,330)
Total stockholders’ equity	59,018	(550)	58,468

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Useful Lives For Amortization Of Intangible Assets
The useful lives used for amortization of intangible assets are as follows:

Useful lives
Patents and developed technologies	(1)
Purchased customer relationships	9 – 13 years
Trademarks and trade names	(2)
Customer backlog	(3)
Non-compete agreements	5 years

(1)	Each patent has its own legal expiration date and therefore its own useful life. Generally, our patents’ legal lives begin when the related patent application is filed with the relevant government authority and ends 20 years thereafter. We begin amortizing patent costs incurred when the relevant government authority approves the related patent. Patents that have been recorded as of December 31, 2012 will expire in years 2013 through 2032.

(2)	Trademarks and trade names of CTI are deemed to have an indefinite life and accordingly are not subject to annual amortization. CTI’s trademarks and trade names are subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon their estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined. We expect to use CTS’ trademark through December 2013 and therefore the cost of CTS’ trademark is being amortized over that period.

(3)	Became fully amortized in 2012.

Net Income Per Common Share
Potential common share equivalents consist of (i) shares issuable upon the exercise of warrants and options (using the “treasury stock” method), (ii) unvested restricted stock awards (using the “treasury stock” method) and (iii) shares issuable upon conversion of convertible notes using the “if-converted” method.

	Year Ended December 31,
	2012	2011
Basic:
Net income (loss) (in thousands)	$(50,218)	$327
Weighted average shares	18,205,586	16,911,103
Basic income (loss) per common share	$(2.76)	$0.02
Diluted:
Income (loss) available to common stockholders for diluted income (loss) per common share (in thousands)	(50,218)	327
Weighted average shares	18,205,586	16,911,103
Effect of dilutive securities	0	1,559,535
Weighted average shares, as adjusted	18,205,586	18,470,638
Diluted income (loss) per common share	$(2.76)	$0.02

Common Shares Issuable upon Vesting or Exercise of Convertible Securities

The following potentially dilutive common share equivalents were excluded from the calculation of diluted net income (loss) per common share because their effect was antidilutive for each of the periods presented:

	Year Ended December 31,
	2012	2011
Options and warrants	1,585,833	4,979,088
Restricted stock awards	75,292	0
Convertible notes payable	2,666,667	2,666,667

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Business Acquisition, Pro Forma Information
 The pro forma weighted average shares used to compute net income per common share (basic and diluted) differ from the weighted average shares used in the consolidated statements of comprehensive income (loss) in order to reflect the 712,771 shares of Cyalume common stock issued for to acquire CSP and the 133,584 shares of Cyalume common stock issued for to acquire CTS as being issued on January 1, 2010.
Twelve Months Ended December 31, 2011
Revenues (in thousands)	$42,594
Net income (in thousands)	$1,496
Net income per common share:
Basic	$0.08
Diluted	$0.08
Weighted average shares used to compute net income per common share:
Basic	17,757,458
Diluted	19,316,993

Schedule of Business Acquisition, Pro Forma Information, Nonrecurring Adjustments

The nature and amount of pro forma adjustments directly attributable to the business combinations are as follows (in thousands):

Twelve Months Ended December 31, 2011
Revenues, as reported (in thousands)	$34,703
Pro forma adjustments:
CTS and CSP revenues prior to acquisition by Cyalume	7,891
Pro forma revenues	42,594

Net income, as reported (in thousands)	$327
Pro forma adjustments:
CTS and CSP net income prior to acquisition by Cyalume	1,055
Effect of activities/assets/liabilities not acquired by Cyalume	365
Expensing of acquisition-date inventory fair value adjustment into cost of goods sold	73
Depreciation of property, plant and equipment acquired	(72)
Amortization of intangible assets acquired	(252)
Pro forma net income	$1,496

Schedule Of Cumulative Gross Margins

The contingent consideration ranges from $0 to $5.75 million and is based on the financial performance of the acquired business during the combined calendar years 2012 and 2013, to be paid after calendar year 2013 when CTS’ financial performance is known. Up to $5.5 million of the contingent payment is based on CTS achieving the following cumulative gross margin thresholds during the calendar years ending December 31, 2012 and 2013:

Cumulative 2012 and 2013 Gross Margin Thresholds	Contingent Payment (1)
$8,500,000 +	$5,500,000
$8,000,000 – $8,499,999	$5,000,000 - $5,425,000
$7,500,000 - $7,999,999	$4,250,000 - $4,925,000
$7,000,000 - $7,499,999	$3,500,000 - $4,175,000
$6,500,000 - $6,999,999	$2,750,000 - $3,425,000
$6,000,000 - $6,499,999	$2,000,000 - $2,675,000

(1)	These payments, if any, will consist of a minimum of 40% cash and the remainder paid in Cyalume common stock. The cash-portion of the payment can be greater than 40% at our discretion.

Cyalume Specialty Products Inc [Member]
Business Acquisition [Line Items]
Schedule Of Purchase Price

The purchase price consisted of (in thousands):

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$2,500		$200	$2,300
712,771 shares of Cyalume common stock, at fair value	2,500
Contingent consideration, at fair value	1,573	(1)
Total consideration	$6,573

(1)	The contingent consideration liability had increased to $1,632,000 as of December 31, 2011 and was fully paid as December 31, 2012. See Note 25 for a description of how we estimate the fair value of this contingent consideration on a recurring basis. See Note 20 for more information on the payment of the contingent consideration liability.

Schedule of Purchase Price Allocation

The allocation of the fair value of the assets acquired and liabilities assumed is as follows (all amounts in thousands):

Cash	$200
Restricted cash (1)	750
Accounts receivable (2)	359
Inventories	1,015
Other current assets	1
Property, plant and equipment	1,062
Patents	50
Customer backlog	140
Customer relationships	920
Non-compete agreements	160
Goodwill (3)	2,978
Total assets	7,635

Accounts payable	130
Accrued expenses	122
Customer prepayments	4
Line of credit (1)	750
Deferred tax liability	56
Total liabilities	1,062
Net assets	$6,573

(1)	The $750,000 line of credit, which was payable to one of the sellers, was secured by $750,000 of restricted cash. The line of credit accrued interest at an annual rate of 2%, calculated quarterly, and this interest was added to the principal amount outstanding on the line of credit. If CSP’s net working capital, as defined in the APA, did not exceed certain amounts and other restrictions were not met, CSP could use all or a portion of the restricted cash for its general business purposes. During 2012, this line of credit was paid in full using the restricted cash and other non-restricted cash.

(2)	The gross contractual accounts receivable is $359,000, which equals the accounts receivables’ fair value of $359,000 since the contractual accounts receivable are expected to be collected.

(3)	For U.S. federal tax purposes, goodwill has a basis of $7.0 million, all of which is expected to be deductible for tax purposes. The amount of goodwill recorded under U.S. GAAP has not changed from the acquisition date through December 31, 2012. Goodwill resulted from this transaction because we believe the acquisition of JFC’s business assets and liabilities will augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

Combat Training Solutions Inc [Member]
Business Acquisition [Line Items]
Schedule Of Purchase Price

The consideration consisted of:

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$250		$22	$228
133,584 shares of Cyalume common stock, at fair value	500
Note payable	250	(1)
Contingent consideration, at fair value	2,233	(2)
Total consideration	$3,233

(1)	The note was paid in full to the seller of CTS on April 5, 2012 at 0% interest. See Note 15 for more information.
(2)	The contingent consideration liability was preliminarily valued at $2,067,000 but increased by $166,000 in 2012 when its valuation was finalized. See Note 25 for a description of how we estimate the fair value of this contingent consideration on a recurring basis.

Schedule of Purchase Price Allocation

The final allocation of the fair value of the assets acquired and liabilities assumed are as follows (all amounts in thousands):

Cash	$22
Accounts receivable (1)	112
Inventories	529
Property, plant and equipment	842
Patents	410
Tradenames / trademarks	90
Customer relationships	840
Non-compete agreements	140
Goodwill (2)	1,209
Total assets	4,194
Accounts payable	102
Accrued expenses	181
Deferred tax liability (3)	678
Total liabilities	961
Net assets	$3,233

(1)	The gross contractual accounts receivable is $122,000, which is greater than the accounts receivables’ fair value of $112,000 due to $10,000 of contractual accounts receivable not expected to be collected.

(2)	Preliminarily valued at $1,107,000 but was increased by $166,000 in 2012 when the contingent consideration liability’s value was finalized and determined to be $166,000 higher than preliminarily valued, offset by a $64,000 decrease in the goodwill-related deferred tax liability. Goodwill acquired is not expected to be deductible for tax purposes since CTS’ stock was acquired. Goodwill resulted from this transaction because we believe CTS augments our position in the non-explosive training and ammunition market and will allow us to develop new products with training and tactical applications.

(3)	Preliminarily determined to be $742,000, but was decreased in 2012 as a result of the $166,000 increase in the goodwill asset as a result of the finalization of the fair value of the contingent consideration used to acquire CTS.

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories, net consist of the following (all amounts in thousands):
	2012	2011 (as revised)
Raw materials	$6,255	$5,851
Work-in-process	1,530	3,123
Finished goods	1,812	1,869
	$9,597	$10,843

Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (all amounts in thousands):

	2012	2011
Value added taxes receivable	$53	$100
Franchise taxes receivable	32	0
Prepaid expenses	322	332
Currency forward contracts	0	4
Debt issuance costs, current portion	136	120
Other	15	3
	$558	$559

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following (all amounts in thousands):

	2012	2011
Land	$1,904	$1,901
Building and improvements	3,256	3,134
Machinery and equipment	7,974	7,992
	13,134	13,027
Less: accumulated depreciation and amortization	(3,957)	(2,610)
	$9,177	$10,417

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill, Impaired [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill consist of the following (all amounts in thousands):

Balance on December 31, 2010 (1)	$51,244
Goodwill acquired as part of the acquisition of CSP	2,978
Goodwill acquired as part of the acquisition of CTS	1,107
Balance on December 31, 2011 (2)	55,329
Impairment loss (see Notes 4 and 25)	(47,088)
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets (see Note 4)	(183)
Finalization of the fair value determination of contingent consideration in the CTS acquisition (3)	166
Finalization of the CTS acquisition-related deferred tax liability (3)	(64)
Balance on December 31, 2012 (4)	$8,160

(1)	Gross amount of goodwill was $63,700,000 as of December 31, 2010. Accumulated impairment losses were $12,456,000 as of December 31, 2010.
(2)	Gross amount of goodwill was $67,785,000 as of December 31, 2011. Accumulated impairment losses were $12,456,000 as of December 31, 2011.
(3)	On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with CTS and the sole stockholder of CTS. A portion of the consideration paid to the sellers of CTS is contingent upon the financial performance of the acquired business during the combined calendar years 2012 and 2013 (see Note 3). The initial accounting for that contingent consideration liability was not complete as of December 31, 2011 since the fair value determination of that liability had not yet been finalized. The finalization of this accounting during 2012 resulted in a $166,000 increase in both CTS’ goodwill asset and contingent consideration liability. Additionally, the initial accounting for the CTS acquisition-related deferred tax liability had not yet been finalized as of December 31, 2011. The finalization of this accounting during 2012 resulted in a $64,000 decrease in both CTS’s goodwill asset and deferred tax liability.

(4)	Gross amount of goodwill was $67,704,000 as of December 31, 2012. Accumulated impairment losses were $59,544,000 as of December 31, 2012.

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Intangible assets as of December 31, 2012 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents (1)	$13,730	$4,755	$8,975
Trademarks and trade names (2)	5,401	37	5,364
Purchased customer relationships (3)	9,507	3,811	5,696
Non-compete agreements (4)	220	65	155
	$28,858	$8,668	$20,190

(1)	Includes a patent obtained in the acquisition of CSP (see Note 3) with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS (see Note 3) with an initial cost of $410,000 that is expected to be fully amortized in December 2021.
(2)	Includes a trade name obtained in the acquisition of CTS (see Note 3) with an initial cost of $90,000 that is expected to be fully amortized in December 2013.
(3)	Includes customer relationships obtained in the acquisition of CSP (see Note 3) with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS (see Note 3) with a cost of $840,000 that is expected to be fully amortized in December 2021.
(4)	Includes non-compete agreement obtained in the acquisition of CSP (see Note 3) with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS (see Note 3) with an initial cost of $140,000 that is expected to be fully amortized in December 2016.

Intangible assets as of December 31, 2011 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents	$13,608	$3,640	$9,968
Trademarks and trade names	5,428	1	5,427
Purchased customer relationships	9,465	3,142	6,323
Customer backlog (1)	140	140	0
Non-compete agreements	300	11	289
	$28,941	$6,934	$22,007

(1)	Represents customer backlog obtained in the acquisition of CSP (see Note 3) with a cost of $140,000 that was fully amortized in December 2011.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The future amortization expense relating to finite-lived intangible assets for the next five years and beyond is estimated at December 31, 2012 to be (all amounts in thousands):

Year Ending December 31,
2013	$1,747
2014	1,776
2015	1,776
2016	1,764
2017	1,721
Thereafter	6,066
$14,850

Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Expected Amortization Expense

The future amortization expense for each of the five succeeding years and beyond relating to current and noncurrent capitalized debt issuance costs is (all amounts in thousands):

Year Ending December 31,
2013 (1)	$136
2014	28
2015	0
2016	0
2017	0
$164

(1)	See Note 6 for the current portion of capitalized debt issuance costs of $136,000 expected to be amortized in 2013.

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued expenses consist of the following (all amounts in thousands):

	2012	2011
Payroll-related (1)	$1,817	$1,192
Interest	143	187
Professional fees	178	328
Related party payable – CTS acquisition (2)	0	36
Related party payable – Selway Capital, LLC (3)	32	0
Other	413	436
	$2,583	$2,179

(1)	Accrued payroll-related costs as of December 31, 2012 include $296,000 of accrued severance costs. See Note 12 for descriptions of the related severance agreements.

(2)	In conjunction with the acquisition of CTS, we agreed to assume CTS’ monthly lease and utility payments for building space that CTS leased from the seller. This building space is not utilized by us. We are required to pay these costs until the building is sold, but no later than December 2014. At the CTS acquisition date, we estimated these monthly payments to be approximately $3,000 per month and we estimate the building will be sold in December 2012, therefore we estimated the liability as of December 31, 2011 to be $36,000. That liability has been paid in full at December 31, 2012.

(3)	See Note 20 for a description of the agreement with Selway Capital, LLC.

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Debt

Outstanding notes payable consist of (all amounts in thousands):

	2012	2011
Senior Debt - Term Loan	$8,519	$10,807
Senior Debt - Real Estate Loan	1,804	1,929
Subordinated Term Loan	8,500	8,500
Total	18,823	21,236
Less: Unamortized debt issuance costs	(695)	(669)
Less: Current portion of notes payable, including current portion of unamortized debt discount	(9,734)	(1,592)
Notes payable, net of current portion	$8,394	$18,975

Schedule Of Carrying Value Of The Subordinated Term Loan

The carrying value of the Subordinated Term Loan is as follows (all amounts in thousands):

	2012	2011
Principal amount of loan	$8,500	$8,500
Less: unamortized debt discount	(622)	(635)
	$7,878	$7,865

Schedule Of Interest Costs Of The Subordinated Term Loan

Interest costs for the Subordinated Term Loan are as follows (all amounts in thousands):

	2012	2011
Contractual interest coupon rate	$951	$948
Amortization of related debt discount	308	225
Total interest recognized	$1,259	$1,173
Effective interest rate	16.0%	15.1%

Schedule of Contractual Obligation, Fiscal Year Maturity

As of December 31, 2012, future minimum payments due for notes payable for each of the five succeeding years and beyond are as follows (all amounts in thousands):

Year Ending December 31,
2013	$10,323
2014	8,500
2015	0
2016	0
2017	0
Thereafter	0
$18,823

Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases

During 2011, we entered into two leases that were accounted for as capital leases (see Note 7). As of December 31, 2012, future minimum lease payments under capital leases together with the present value of the net minimum lease payments were as follows (all amounts in thousands):

Year Ending December 31,
2013	$17
2014	17
2015	6
2016	0
2017	0
Thereafter	0
Total minimum lease payments	40
Less: amount representing interest	(4)
Present value of net minimum lease payments	$36

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The components of income (loss) before income taxes are as follows:
	Year Ended December 31,
	2012	2011
Domestic	$(54,153)	$(2,623)
Foreign	966	2,585
	$(53,187)	$(38)

Schedule of Components of Income Tax Expense (Benefit)

Benefit from income taxes consisted of the following (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Current:
Federal	$0	$0
State	0	0
Foreign	388	902
Deferred:
Federal	(2,556)	(1,235)
State	(738)	31
Foreign	(63)	(63)
Benefit from income taxes	$(2,969)	$(365)

Schedule of Deferred Tax Assets and Liabilities

Deferred income tax assets and liabilities consist of the following (all amounts in thousands):

	December 31, 2012		December 31, 2011
	Current	Non-current	Current	Non-current
Deferred tax assets:
Federal	$1,390	$8,256	$726	$6,777
State	563	786	511	200
Foreign	36	16	36	11
Less: valuation allowance (1)	(689)	(3,185)	0	(3,874)
	1,300	5,873	1,273	3,114
Deferred tax liabilities:
Federal	(469)	(7,311)	(658)	(7,694)
State	(122)	(1,886)	(171)	(1,986)
Foreign	(57)	(538)	(58)	(579)
	(648)	(9,735)	(887)	(10,259)
Deferred tax assets (liabilities)	$652	$(3,862)	$386	$(7,145)

(1)	During 2011, we reduced the valuation allowance from $4.1 million to $3.9 million due to the expected use of foreign tax credits in the near term.

Principal components of our net liability representing deferred income tax balances are as follows (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Intangible assets	$(3,408)	$(6,760)
Property, plant and equipment	(752)	(837)
U.S. loss carryforwards and tax credits, net (1)	829	1,063
Subsidiary income (2)	(1,459)	(1,554)
Stock-based compensation expense	725	655
Reserves, accruals and other	805	588
Interest rate swaps	50	86
	$(3,210)	$(6,759)

(1)	We had federal net operating loss carryforwards amounting to $2.0 million and $2.4 million at December 31, 2012 and 2011, respectively. The net operating loss carryforward at December 31, 2012 expires in fiscal years 2025 through 2029. Internal Revenue Code Section 382 limits utilization of these losses to $3.2 million per year. It is possible that future changes in ownership could result in changes to the amounts allowed by IRC Section 382. State net operating loss carryforwards amounted to $1.0 million and $3.5 million as of December 31, 2012 and 2011, respectively.

(2)	A deferred tax liability has been recorded for income taxes which may become payable upon distribution of earnings of CTSAS, our French subsidiary. The estimated amount of tax that might be payable with regard to any distribution for foreign subsidiary earnings is reported net of foreign taxes paid, which are creditable against our domestic tax liability. We do not permanently reinvest our foreign subsidiary’s earnings. We continually evaluate our assertion; if our foreign business needs change, so may our assertion.

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Income taxes computed using the federal statutory income tax rate differs from our effective tax rate primarily due to the following (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Provision for federal income taxes expected at 34% statutory rate	$(18,083)	$(13)
Increase (reduction) resulting from:
Tax on global activities	38	(29)
State income taxes, less federal income tax benefit	(518)	15
Change in valuation account	0	(188)
Goodwill impairment loss	15,615	0
Prior year true up	(33)	(141)
Other	12	(9)
Benefit from income taxes	$(2,969)	$(365)

Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities in Condensed Consolidated Balance Sheet

Derivatives held by us as of December 31, 2012 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Derivatives liability (current liabilities)	$(14)
Interest rate swaps	Derivatives liability (current liabilities)	(155)

Derivatives held by us as of December 31, 2011 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Prepaid expenses and other current assets	$4
Interest rate swaps	Derivatives liability (noncurrent liabilities)	(273)

Effect of Derivative Instruments Designated as Cash Flow Hedges and Not Designated as Hedging Instruments on Condensed Consolidated Statement of Income

Effect of Derivatives on Statement of Comprehensive Income (Loss)

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of comprehensive income (loss) for year ended December 31, 2012 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $(45)	$73	$0	$0
Derivatives not designated as hedging instruments:
Currency forward contracts	$0	$0	$(18)

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2012.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2012.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2012.

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of comprehensive income (loss) for year ended December 31, 2011 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $(23)	$41	$0	$0
Derivatives not designated as hedging instruments:
Currency forward contracts	$0	$0	$32

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2011.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2011.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2011.

Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule Of Significant Assumptions Used To Estimate The Obligation
       The significant assumptions used to estimate the obligation are:

Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$200,000 ($41,000 paid in 2007)
Estimated remediation completion date	December 19, 2038
Estimated remediation cost on December 19, 2038	$720,000

Schedule of Change in Asset Retirement Obligation

The following is a reconciliation of the beginning and ending aggregate carrying amounts of the asset retirement obligation for the years ended December 31, 2012 and 2011 (all amounts in thousands):

	Year Ended December 31,
	2012		2011
Balance, beginning	$175		$166
Accretion expense	9		9
Balance, ending	$184	(1)	$175

(1)	The difference between the $184,000 liability as of December 31, 2012 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2012 and December 19, 2038.

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease payments under non-cancelable lease obligations at December 31, 2012 are as follows (all amounts in thousands):

Year Ending December 31,
2013 (1)	$461
2014	437
2015	413
2016	303
2017	118
Thereafter	20
$1, 752

(1)	Includes the estimated related-party lease payments of the $36,000 described in Note 11.

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following presents how share-based expenses are included in our consolidated statements of comprehensive income (loss) (in thousands):

	Year Ended December 31,
	2012		2011
Cost of revenues	$12		$100
Sales and marketing	(12)		168
General and administrative	387		721
Research and development	116		218
	$503	(1)	$1,207	(2)

(1)	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $41,000.
(2)	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $307,000.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each award is estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2012	2011
Expected term (years)	5.0 – 6.5	10
Risk-free interest rate	.73 – 1.43%	2.23 – 3.12%
Estimated dividend yield	None	None
Volatility	26.45 – 128.16%	29.92 – 30.16%
Discount for post-vesting restrictions	None	None

Schedule of Share-based Compensation, Stock Options, Activity

Stock option and warrant activity related to share-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2010	1,144	$3.75
Granted (1)	140	4.24
Exercised (2)	(2)	3.65
Forfeited	(11)	3.65
Expired	(105)	7.78
Outstanding at December 31, 2011	1,166	3.44
Granted (3)	1,708	1.60
Exercised (4)	(5)	3.65
Forfeited	(24)	3.71
Expired	(3)	3.80
Outstanding at December 31, 2012	2,842	$2.33
Exercisable at December 31, 2012	1,157	3.35

(1)	The weighted-average grant-date fair value of awards granted was $1.92.
(2)	The intrinsic value of awards exercised was $2,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.
(3)	The weighted-average grant-date fair value of awards granted was $1.33.
(4)	The intrinsic value of awards exercised was $1,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable

The following table summarizes information about stock options and warrants related to stock-based compensation that (i) are not subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2012:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	1,758		9.09	$1.55	160		$2.00
2.01	4.00	891		7.06	3.38	838		3.35
4.01	6.00	193		7.50	4.65	159		4.67
		2,842	(1)	8.34	$2.33	1,157	(2)	$3.35

(1)	The aggregate intrinsic value of these stock options and warrants is $975,000 as of December 31, 2012.
(2)	The aggregate intrinsic value of these stock options and warrants is $16,000 as of December 31, 2012. The weighted-average remaining contractual term for these options is 6.46 years as of December 31, 2012.

Schedule of Nonvested Restricted Stock Units Activity

Nonvested restricted common stock related to stock-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	324	$3.61
Granted	131	4.00
Vested (1)	(174)	3.48
Forfeited	(4)	3.25
Outstanding at December 31, 2011	277	3.88
Granted	29	2.66
Vested (2)	(129)	3.53
Forfeited	(141)	3.98
Outstanding at December 31, 2012	36 (3)	$3.76

(1)	The total fair value of restricted common stock awards that vested during 2011 was $696,000.
(2)	The total fair value of restricted common stock awards that vested during 2012 was $364,000.
(3)	These stock awards will vest upon fulfilling service conditions only.

Schedule of Accumulated Other Comprehensive Income (Loss)

The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Foreign currency translation loss	$(418)	$(526)
Unrealized gain on cash flow hedges, net of taxes	(97)	(170)
	$(515)	$(696)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2010	$(211)
Unrealized loss on interest rate swaps, net of taxes of $(23)	41
Balance, December 31, 2011	(170)
Unrealized gain on cash flow hedges, net of taxes of $(45)	73
Balance, December 31, 2012	$(97)

Schedule Of Foreign Currency Translation Adjustment In Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2010	$(459)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(67)
Balance, December 31, 2011	(526)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	108
Balance, December 31, 2012	$(418)

Fair Values of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2012:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ Liabilities At Fair Value
Interest rate swaps (see Note 18) (1)	0	$(155)	0	$(155)
Currency forward contracts (see Note 18) (2)	0	(14)	0	(14)
Contingent consideration (see Note 3) (3)	0	0	$0	0
	$0	$(169)	$0	$(169)

(1)	The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).

(2)	The fair value of these contracts is determined by multiplying the notional amount of the contract by the difference between (a) the U.S. dollar amount due on the contract at maturity and (b) the foreign exchange rate as of the date the contract is valued (the balance sheet date). Because the contracts typically have a short duration, the value is not discounted using a present value technique (an income approach).

(3)	The contingent consideration liabilities’ fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2011:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ Liabilities At Fair Value
Interest rate swaps (see Note 18)	0	$(273)	0	$(273)
Currency forward contracts (see Note 18)	0	4	0	4
Contingent consideration (see Note 3)	0	0	$3,699	3,699
	$0	$(269)	$3,699	$3,430

Reconciliation of Contingent Consideration Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The table below presents reconciliations for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 2012 and 2011:

	Year Ended December 31,
	2012	2011
Contingent consideration:
Balance at the beginning of period	$(3,699)	$0
Initial recognition of the liabilities	0	(3,640)
Unrealized gains (losses) in earnings	(3,380)	(59)
Finalization of the fair value determination of contingent consideration in the CTS acquisition (see Note 8)	(166)	0
Payment of contingent consideration from the CSP acquisition (see Note 20)	7,245	0
Balance at the end of period	$0	$(3,699)

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

During the year ended December 31, 2012, the following assets, all of which are Level 3 assets, were identified as impaired and were adjusted to their fair values (in thousands of dollars) (see also Note 4):

	Cyalume Reporting Unit (1)	Loss Recognized	Fair Value
Goodwill (2)	Chemical Light	$46,230	$5,014
Goodwill (2)	Training	858	351
Patents (3)	Training	172	210
Trade name (4)	Training	29	30
Non-compete agreements (5)	Training	80	40
Certain equipment (6)	Chemical Light	273	0

(1)	We are managed as one operating segment with four reporting units: Chemical Light (the operations of CTI and CTSAS), Training (the operations of CTS), Specialty Products (the operations of CSP) and Other (the operations of CRI and the parent company Cyalume Technologies Holdings, Inc.). Specialty Products’ goodwill was not considered to be impaired and our Other reporting unit does not have a goodwill asset.

(2)	The fair value of the impaired goodwill asset was determined calculating the excess of the fair value of the reporting unit over the fair values assigned to its assets and liabilities and utilized present value techniques utilizing each reporting unit’s forecasted after-tax cash flows.

(3)	The fair value of the impaired patent asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the patents, net of estimated income taxes (an income approach).

(4)	The fair value of the impaired trademarks and trade names asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the trademarks and trade names, net of estimated income taxes (an income approach).

(5)	The fair value of the impaired non-compete agreement asset was determined using the “comparative business valuation” method, which compares the present value of two streams of the reporting unit’s estimated future cash flows; one stream assuming the non-compete agreements are in place and the other stream assuming the agreements are not in place (an income approach).

(6)	The fair value of the impaired equipment was determined estimating the present value of cash flows expected to result from the use and disposition of the equipment (an income approach).

Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Paid for Interest and Income Taxes	Cash Paid for Interest and Income Taxes (all amounts in thousands):
	Year Ended December 31,
	2012	2011
Interest	$1,762	$1,857
Income taxes	554	1,682

Non-Cash Investing and Financing Activities

Non-Cash Investing and Financing Activities (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Issued 712,771 shares of our common stock to effect the acquisition of CSP	$0	$2,500
Issued 133,584 shares of our common stock to effect the acquisition of CTS	0	500
Issued note payable to effect the acquisition of CTS	0	500
Issued 483,046 shares of our common stock to repay note payable and accrued interest thereon	0	2,212
Issued 253,288 shares of our common stock to repay related party notes payable to three stockholders and accrued interest thereon	0	1,160
Fixed assets acquired through capital lease obligations	0	77
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	94	7
Adjustment to goodwill acquired and contingent consideration incurred in the acquisition of CTS due to the finalization of the fair value of the contingent consideration	166	0
Adjustment to goodwill acquired and deferred tax liability incurred in the acquisition of CTS due to the finalization of the fair value of the business combination	64	0
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets	183	0
Issuance of 2,450,000 shares of our common stock to repay the contingent consideration liability resulting from the acquisition of CSP	5,145	0
Issuance of a $2,100,000 note payable to repay the contingent consideration liability resulting from the acquisition of CSP	2,100	0
Issuance of 22,500 shares of our common stock to settle litigation claim	56	0
260 shares issued for cashless option exercise	0	0

Revision of prior period financial statements - (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revision Of Prior Period Financial Statements [Line Items]
Inventories, net	$ 9,597	$ 10,843
Total current assets	17,550	18,116
Total assets	59,077	110,344
Accumulated deficit	(80,221)	(30,003)	(30,003)
Total stockholders' equity	25,275	69,653	58,468
Total liabilities and stockholders' equity	59,077	110,344
As Previously Reported [Member]
Revision Of Prior Period Financial Statements [Line Items]
Inventories, net		11,393
Total current assets		18,666
Total assets		110,894
Accumulated deficit		(29,453)	29,780
Total stockholders' equity		70,203	59,018
Total liabilities and stockholders' equity		110,894
Adjustment [Member]
Revision Of Prior Period Financial Statements [Line Items]
Inventories, net		(550)
Total current assets		(550)
Total assets		(550)
Accumulated deficit		(550)	(550)
Total stockholders' equity		(550)	(550)
Total liabilities and stockholders' equity		$ (550)

Useful Lives Used For Amortization Of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Patented Technology [Member] | Minimum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	0 years [1]
Patented Technology [Member] | Maximum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	20 years [1]
Customer Relationships [Member] | Minimum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	9 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	13 years
Customer Backlog [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	0 years [2]
Trademarks and Trade Names [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	0 years [3]
Noncompete Agreements [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	5 years

[1]	Each patent has its own legal expiration date and therefore its own useful life. Generally, our patents' legal lives begin when the related patent application is filed with the relevant government authority and ends 20 years thereafter. We begin amortizing patent costs incurred when the relevant government authority approves the related patent. Patents that have been recorded as of December 31, 2012 will expire in years 2013 through 2032.
[2]	Became fully amortized in 2012.
[3]	Trademarks and trade names of CTI are deemed to have an indefinite life and accordingly are not subject to annual amortization. CTI's trademarks and trade names are subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon their estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined. We expect to use CTS' trademark through December 2013 and therefore the cost of CTS' trademark is being amortized over that period.

Net Income (Loss) Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic:
Net income (loss) (in thousands)	$ (50,218)	$ 327
Weighted average shares	18,205,586	16,911,103
Basic income (loss) per common share	$ (2.76)	$ 0.02
Diluted:
Income (loss) available to common stockholders for diluted net income (loss) per common share (in thousands)	$ (50,218)	$ 327
Weighted average shares	18,205,586	16,911,103
Effect of dilutive securities	0	1,559,535
Weighted average shares, as adjusted	18,205,586	18,470,638
Diluted income (loss) per common share	$ (2.76)	$ 0.02

Dilutive Common Share Equivalents Were Excluded From The Calculation Of Diluted Net Income Per Common Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per common share	2,666,667	2,666,667
Options and warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per common share	1,585,833	4,979,088
Restricted stock awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per common share	75,292	0

Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs	$ 500,000	$ 449,000
Advertising Expense	$ 135,000	$ 125,000
Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Building Improvements [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years

Schedule of Showing Components of Business Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Aug. 31, 2011 Cyalume Specialty Products Inc [Member]
Business Acquisition [Line Items]
Cash Consideration		$ 2,500
Cash Acquired		200
Cash Paid, Net of Cash Acquired		2,300
712,771 shares of Cyalume common stock, at fair value		2,500
Contingent consideration, at fair value	0	1,573	[1]
Total consideration		$ 6,573

[1]	The contingent consideration liability had increased to $1,632,000 as of December 31, 2011 and was fully paid as December 31, 2012. See Note 25 for a description of how we estimate the fair value of this contingent consideration on a recurring basis. See Note 20 for more information on the payment of the contingent consideration liability.

Schedule of Showing Components of Business Purchase Price - Parenthetical (Detail)	1 Months Ended	0 Months Ended
	Dec. 31, 2012	Aug. 31, 2011 Cyalume Specialty Products Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	712,771	712,771

Schedule of Allocation Of Fair Value of Assets Acquired And Liabilities Assumed (Detail) (Cyalume Specialty Products Inc [Member], USD $)	Aug. 31, 2011
Cyalume Specialty Products Inc [Member]
Business Acquisition [Line Items]
Cash	$ 200,000
Restricted cash	750,000	[1]
Accounts receivable	359,000	[2]
Inventories	1,015,000
Other current assets	1,000
Property, plant and equipment	1,062,000
Patents	50,000
Customer backlog	140,000
Customer relationships	920,000
Non-compete agreements	160,000
Goodwill	2,978,000	[3]
Total assets	7,635,000
Accounts payable	130,000
Accrued expenses	122,000
Customer prepayments	4,000
Line of credit	750,000	[1]
Deferred tax liability	56,000
Total liabilities	1,062,000
Net assets	$ 6,573,000

[1]	The $750,000 line of credit, which was payable to one of the sellers, was secured by $750,000 of restricted cash. The line of credit accrued interest at an annual rate of 2%, calculated quarterly, and this interest was added to the principal amount outstanding on the line of credit. If CSP's net working capital, as defined in the APA, did not exceed certain amounts and other restrictions were not met, CSP could use all or a portion of the restricted cash for its general business purposes. During 2012, this line of credit was paid in full using the restricted cash and other non-restricted cash.
[2]	The gross contractual accounts receivable is $359,000, which equals the accounts receivables' fair value of $359,000 since the contractual accounts receivable are expected to be collected.
[3]	For U.S. federal tax purposes, goodwill has a basis of $7.0 million, all of which is expected to be deductible for tax purposes. The amount of goodwill recorded under U.S. GAAP has not changed from the acquisition date through December 31, 2012. Goodwill resulted from this transaction because we believe the acquisition of JFC's business assets and liabilities will augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

Consideration Consisted Cash Paid, Net of Cash Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 22, 2011 Combat Training Solutions Inc [Member]
Business Acquisition [Line Items]
Cash Consideration		$ 250
Cash Acquired		22
Cash Paid, Net of Cash Acquired		228
133,584 shares of Cyalume common stock, at fair value		500
Note payable		250	[1]
Contingent consideration, at fair value	0	2,233	[2]
Total consideration		$ 3,233

[1]	The note was paid in full to the seller of CTS on April 5, 2012 at 0% interest. See Note 15 for more information.
[2]	The contingent consideration liability was preliminarily valued at $2,067,000 but increased by $166,000 in 2012 when its valuation was finalized. See Note 25 for a description of how we estimate the fair value of this contingent consideration on a recurring basis.

Consideration Consisted Cash Paid, Net of Cash Acquired (Parenthetical) (Detail)	1 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 22, 2011 Combat Training Solutions Inc [Member]	Jan. 01, 2010 Combat Training Solutions Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	712,771	133,584	133,584

Schedule of Cumulative Gross Margins (Detail) (USD $)	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Cumulative Gross Margin Thresholds Above 8,500,000 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 8,000,000 To 8,499,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 8,000,000 To 8,499,999 [Member] Maximum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 7,500,000 To 7,999,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 7,500,000 To 7,999,999 [Member] Maximum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From7,000,000 To 7,499,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From7,000,000 To 7,499,999 [Member] Maximum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 6,500,000 To 6,999,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 6,500,000 To 6,999,999 [Member] Maximum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 6,000,000 To 6,499,999 [Member] Minimum [Member]		Dec. 31, 2012 Cumulative Gross Margin Thresholds From 6,000,000 To 6,499,999 [Member] Maximum [Member]
Business Acquisition [Line Items]
Payment of contingent consideration from the CTS acquisition	$ 5,500,000	$ 5,500,000	[1]	$ 5,000,000	[1]	$ 5,425,000	[1]	$ 4,250,000	[1]	$ 4,925,000	[1]	$ 3,500,000	[1]	$ 4,175,000	[1]	$ 2,750,000	[1]	$ 3,425,000	[1]	$ 2,000,000	[1]	$ 2,675,000	[1]

[1]	These payments, if any, will consist of a minimum of 40% cash and the remainder paid in Cyalume common stock. The cash-portion of the payment can be greater than 40% at our discretion.

Schedule of final allocation of the fair value of the assets acquired and liabilities assumed (Detail) (Combat Training Solutions Inc [Member], USD $)	Dec. 22, 2011
Combat Training Solutions Inc [Member]
Business Acquisition [Line Items]
Cash	$ 22,000
Accounts receivable	112,000 [1]
Inventories	529,000
Property, plant and equipment	842,000
Patents	410,000
Tradenames / trademarks	90,000
Customer relationships	840,000
Non-compete agreements	140,000
Goodwill	1,209,000 [2]
Total assets	4,194,000
Accounts payable	102,000
Accrued expenses	181,000
Deferred tax liability	678,000 [3]
Total liabilities	961,000
Net assets	$ 3,233,000

[1]	The gross contractual accounts receivable is $122,000, which is greater than the accounts receivables' fair value of $112,000 due to $10,000 of contractual accounts receivable not expected to be collected.
[2]	Preliminarily valued at $1,107,000 but was increased by $166,000 in 2012 when the contingent consideration liability's value was finalized and determined to be $166,000 higher than preliminarily valued, offset by a $64,000 decrease in the goodwill-related deferred tax liability. Goodwill acquired is not expected to be deductible for tax purposes since CTS' stock was acquired. Goodwill resulted from this transaction because we believe CTS augments our position in the non-explosive training and ammunition market and will allow us to develop new products with training and tactical applications.
[3]	Preliminarily determined to be $742,000, but was decreased in 2012 as a result of the $166,000 increase in the goodwill asset as a result of the finalization of the fair value of the contingent consideration used to acquire CTS.

Unaudited pro forma financial summary (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Revenues	$ 42,594
Net income	$ 1,496
Net income per common share Basic	$ 0.08
Net income per common share Diluted	$ 0.08
Weighted average shares used to compute net income per common share basic	17,757,458
Weighted average shares used to compute net income per common share diluted	19,316,993

Schedule For Nature And Amount of Pro Forma Adjustments Directly Attributable To The Business Combinations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 38,642	$ 34,703
Pro forma adjustments
CTS and CSP revenues prior to acquisition by Cyalume		7,891
Pro forma revenues		42,594
Net (loss) income	(50,218)	327
CTS and CSP net income prior to acquisition by Cyalume		1,055
Effect of activities/assets/liabilities not acquired by Cyalume		365
Expensing of acquisition-date inventory fair value adjustment into cost of goods sold		73
Depreciation of property, plant and equipment acquired		(72)
Amortization of intangible assets acquired		(252)
Pro forma net income		$ 1,496

Business Combinations-Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Aug. 31, 2011 Cyalume Specialty Products Inc [Member]	Dec. 22, 2011 Combat Training Solutions Inc [Member]	Jan. 01, 2010 Combat Training Solutions Inc [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member]	Dec. 31, 2011 Combat Training Solutions Inc [Member]	Jan. 01, 2010 Cyalume Specialty Products [Member]	Dec. 31, 2011 Cyalume Specialty Products [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	712,771					712,771	133,584	133,584			712,771
Increase in contingent consideration												$ 1,632,000
Restricted cash						750,000
Line of Credit Facility, Interest Rate at Period End	2.00%	2.00%
Contractual Accounts Receivable Gross						359,000	122,000
Accounts receivable, net							112,000
Goodwill expected tax deductible amount						700,000
Acquired entity revenue										0		1,933,000
Acquired entity net income										42,000		44,000
Contingent consideration, at fair value									2,067,000
Goodwill acquired as part of the acquisition										1,107,000
Business acquisition, change in fair value of contingent consideration									64,000
Business Combination Acquired Deferred Tax Liability							742,000
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, Low	0	0
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High	5,750,000	5,750,000
Payment of contingent consideration from the CTS acquisition					5,500,000
Percentage Of Cash Payment				40.00%
Business Combination Additional Contingent Payment									250,000
Loans Receivable, Fair Value Disclosure									112,000
Adjustment to goodwill acquired and deferred tax liability incurred in the acquisition of CTS due to the finalization of the fair value of the business combination		64,000	0						64,000
Business Combination Cumulative Gross Margin									6,000,000
Contractual Accounts Receivable Not To Be Collected									$ 10,000

Impairment Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012
Asset Impairment Charges [Line Items]
Share Price		$ 3.75	$ 2.34
Impairment loss (see Notes 4 and 25)	$ 47,088,000	$ 0
Impairment loss on intangible assets	281,000	0
Impairment loss on property, plant and equipment	(273,000)	0
Chemical Light [Member]
Asset Impairment Charges [Line Items]
Impairment loss on property, plant and equipment	273,000
Patents [Member] | Training [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets	172,000
Trademarks and Trade Names [Member] | Training [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets	29,000
Non Compete Agreement [Member] | Training [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets	$ 80,000

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 6,255	$ 5,851
Work-in-process	1,530	3,123
Finished goods	1,812	1,869
Inventory, Gross, Total	$ 9,597	$ 10,843

Prepaid Expenses And Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Value added taxes receivable	$ 53	$ 100
Franchise taxes receivable	32	0
Prepaid expenses	322	332
Currency forward contracts	0	4
Debt issuance costs, current portion	136	120
Other	15	3
Prepaid expenses and other current assets total	$ 558	$ 559

Property, Plant And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land	$ 1,904	$ 1,901
Building and improvements	3,256	3,134
Machinery and equipment	7,974	7,992
Property, Plant and Equipment, Gross	13,134	13,027
Less: accumulated depreciation and amortization	(3,957)	(2,610)
Property, Plant and Equipment, Net	$ 9,177	$ 10,417

Property, Plant And Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	$ 9,000	$ 0
Capital Leases, Income Statement, Amortization Expense	9,000	0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Capital Lease Obligations	$ 77,000	$ 77,000

Goodwill (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning balance	$ 55,329,000	[1]	$ 51,244,000	[2]
Impairment loss (see Notes 4 and 25)	47,088,000		0
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets	(183,000)		0
Finalization of the fair value determination of contingent consideration in the CTS acquisition	166,000	[3]
Finalization of the CTS acquisition-related deferred tax liability	(64,000)	[3]
Ending balance	8,160,000	[4]	55,329,000	[1]
Cyalume Specialty Products Inc [Member]
Goodwill [Line Items]
Goodwill acquired as part of the acquisition			2,978,000
Combat Training Solutions Inc. [Member]
Goodwill [Line Items]
Goodwill acquired as part of the acquisition			$ 1,107,000

[1]	Gross amount of goodwill was $67,785,000 as of December 31, 2011. Accumulated impairment losses were $12,456,000 as of December 31, 2011.
[2]	Gross amount of goodwill was $63,700,000 as of December 31, 2010. Accumulated impairment losses were $12,456,000 as of December 31, 2010.
[3]	On December 22, 2011, CTI entered into a Stock Purchase Agreement ("SPA") with CTS and the sole stockholder of CTS. A portion of the consideration paid to the sellers of CTS is contingent upon the financial performance of the acquired business during the combined calendar years 2012 and 2013 (see Note 3). The initial accounting for that contingent consideration liability was not complete as of December 31, 2011 since the fair value determination of that liability had not yet been finalized. The finalization of this accounting during 2012 resulted in a $166,000 increase in both CTS' goodwill asset and contingent consideration liability. Additionally, the initial accounting for the CTS acquisition-related deferred tax liability had not yet been finalized as of December 31, 2011. The finalization of this accounting during 2012 resulted in a $64,000 decrease in both CTS's goodwill asset and deferred tax liability.
[4]	Gross amount of goodwill was $67,704,000 as of December 31, 2012. Accumulated impairment losses were $59,544,000 as of December 31, 2012.

Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill, Gross	$ 67,704,000	$ 67,785,000	$ 63,700,000
Goodwill, Impaired, Accumulated Impairment Loss	59,544,000	12,456,000	12,456,000
Increase In Goodwill Asset and Contingent Liability	166,000
Decrease In Goodwill Asset and Deferred Tax Liability	$ 64,000

Schedule of showing of components of other intangible assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 28,858		$ 28,941
Accumulated Amortization	8,668		6,934
Net Book Value	20,190		22,007
Developed Technologies Including Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	13,730	[1]	13,608
Accumulated Amortization	4,755	[1]	3,640
Net Book Value	8,975	[1]	9,968
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,401	[2]	5,428
Accumulated Amortization	37	[2]	1
Net Book Value	5,364	[2]	5,427
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	9,507	[3]	9,465
Accumulated Amortization	3,811	[3]	3,142
Net Book Value	5,696	[3]	6,323
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	220	[4]	300
Accumulated Amortization	65	[4]	11
Net Book Value	155	[4]	289
Customer Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			140	[5]
Accumulated Amortization			140	[5]
Net Book Value			$ 0	[5]

[1]	Includes a patent obtained in the acquisition of CSP (see Note 3) with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS (see Note 3) with an initial cost of $410,000 that is expected to be fully amortized in December 2021.
[2]	Includes a trade name obtained in the acquisition of CTS (see Note 3) with an initial cost of $90,000 that is expected to be fully amortized in December 2013.
[3]	Includes customer relationships obtained in the acquisition of CSP (see Note 3) with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS (see Note 3) with a cost of $840,000 that is expected to be fully amortized in December 2021.
[4]	Includes non-compete agreement obtained in the acquisition of CSP (see Note 3) with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS (see Note 3) with an initial cost of $140,000 that is expected to be fully amortized in December 2016.
[5]	Represents customer backlog obtained in the acquisition of CSP (see Note 3) with a cost of $140,000 that was fully amortized in December 2011.

Future Amortization Expense Related to Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,747
2014	1,776
2015	1,776
2016	1,764
2017	1,721
Thereafter	6,066
Total future amortization expense	$ 14,850

Other Intangible Assets - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2011 Trademarks [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2011 Patents [Member]	Dec. 31, 2012 Customer Backlog [Member]		Dec. 31, 2012 Noncompete Agreements [Member]	Aug. 31, 2011 Cyalume Specialty Products Inc [Member]	Dec. 31, 2012 Cyalume Specialty Products Inc [Member] Patents [Member]	Dec. 31, 2012 Cyalume Specialty Products Inc [Member] Customer Backlog [Member]	Dec. 31, 2012 Cyalume Specialty Products Inc [Member] Noncompete Agreements [Member]	Dec. 31, 2012 Cyalume Specialty Products Inc [Member] Customer Relationships [Member]	Dec. 22, 2011 Combat Training Solutions Inc [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member] Patents [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member] Noncompete Agreements [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member] Trade Names [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member] Customer Relationships [Member]
Other Intangible Assets [Line Items]
Intangible assets										$ 50,000	$ 50,000				$ 410,000	$ 410,000		$ 90,000
Customer relationships										920,000				920,000	840,000				840,000
Non-compete agreements										160,000			160,000		140,000		140,000
Customer backlog										140,000		140,000
Amortization expense	1,858,000	1,805,000
Finite Lived Intangible Assets Cost Incurred To Create Or Defend			3,000	5,000	292,000	175,000
Useful lives					20 years		0 years	[1]	5 years
Indefinite Lived Trademarks and Trade Names	$ 5,300,000

[1]	Became fully amortized in 2012.

Debt Issuance Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 136 [1]
2014	28
2015	0
2016	0
2017	0
Total	$ 164

[1]	See Note 6 for the current portion of capitalized debt issuance costs of $136,000 expected to be amortized in 2013.

Debt Issuance Costs - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortization of Financing Costs	$ 119,000	$ 109,000
Deferred Finance Costs, Current, Net	$ 136,000

Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accrued Expenses [Line Items]
Payroll-related	$ 1,817	[1]	$ 1,192	[1]
Interest	143		187
Professional fees	178		328
Other	442		436
Accounts Payable and Accrued Liabilities	2,612		2,179
Cts Acquisition [Member]
Accrued Expenses [Line Items]
Related party payable	0	[2]	36	[2]
Selway Capital [Member]
Accrued Expenses [Line Items]
Related party payable	$ 32	[3]	$ 0	[3]

[1]	Accrued payroll-related costs as of December 31, 2012 include $296,000 of accrued severance costs. See Note 12 for descriptions of the related severance agreements.
[2]	In conjunction with the acquisition of CTS, we agreed to assume CTS' monthly lease and utility payments for building space that CTS leased from the seller. This building space is not utilized by us. We are required to pay these costs until the building is sold, but no later than December 2014. At the CTS acquisition date, we estimated these monthly payments to be approximately $3,000 per month and we estimate the building will be sold in December 2012, therefore we estimated the liability as of December 31, 2011 to be $36,000. That liability has been paid in full at December 31, 2012.
[3]	See Note 20 for a description of the agreement with Selway Capital, LLC.

Accrued Expenses - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Cts Monthly Lease and Utility Payments [Member]	Dec. 31, 2011 Cts Acquisition [Member]	Dec. 31, 2012 Employee Severance [Member]
Accrued Expenses [Line Items]
Payroll-related	$ 1,817,000	$ 1,192,000			$ 296,000
Operating Leases, Rent Expense, Minimum Rentals			3,000
Operating Leases, Future Minimum Payments Due	$ 1,752,000			$ 36,000

Severance Agreements - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Derek Dunaway [Member]	Dec. 31, 2012 Former Executive Vice President [Member]	Apr. 30, 2012 Former Executive Vice President [Member]	May 31, 2012 Government Sales Vice President [Member]
Schedule Of Postemployment Benefits [Line Items]
Stock awards repurchased by the Company		9,999
Separation agreement, severance payment end date			Apr 30, 2013
Consulting service payment per month				$ 4,000
Separation agreement, severance costs recognized	807,000	402,000	220,000		185,000
Severance Costs Payable Amount	296,000
Allocated Share-based Compensation Expense	$ 76,000

Line of credit - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Td Bank N. [Member] USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1.7	€ 1.3	$ 5
Line of Credit Facility, Interest Rate Description			Interest is payable monthly and is determined, at our discretion, based on (i) the Prime Rate, plus a margin percentage that is based on financial performance (not to be less than 6% in total) or (ii) an adjusted LIBOR rate (subject to a 2% interest rate floor), plus a margin percentage that is based on financial performance.
Line of Credit Facility, Interest Rate During Period			6.25%

Outstanding Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Senior Debt - Term Loan	$ 8,519	$ 10,807
Senior Debt - Real Estate Loan	1,804	1,929
Subordinated Term Loan	8,500	8,500
Total	18,823	21,236
Less: unamortized debt issuance costs	(695)	(669)
Less: Current portion of notes payable, including current portion of unamortized debt discount	(9,734)	(1,592)
Notes payable, net of current portion	$ 8,394	$ 18,975

Carrying Value of The Subordinated Term Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal amount of loan	$ 8,500	$ 8,500
Less: unamortized debt discount	(622)	(635)
Notes and Loans Payable	$ 7,878	$ 7,865

Interest Costs For The Subordinated Term Loan (Detail) (Subordinated Term Loan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subordinated Term Loan [Member]
Schedule Of Subordinated Term Loan [Line Items]
Contractual interest coupon rate	$ 951	$ 948
Amortization of related debt discount	308	225
Total interest recognized	$ 1,259	$ 1,173
Effective interest rate	16.00%	15.10%

Future Minimum Payments Due For Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 10,323
2014	8,500
2015	0
2016	0
2017	0
Thereafter	0
Long-term Debt	$ 18,823

Notes Payable - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012	Oct. 15, 2008	May 01, 2007	Jul. 31, 2010 Subordinated Term Loan [Member]	Jul. 30, 2010 Subordinated Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 31, 2012 Swapped Portion Of Term Loan [Member]	Dec. 31, 2012 Real Estate Loan [Member]	Dec. 31, 2011 Real Estate Loan [Member]	Jul. 31, 2010 Granite Creek Partners Agent Llc [Member]	Dec. 31, 2012 Granite Creek Partners Agent Llc [Member]	Jul. 29, 2010 Granite Creek Partners Agent Llc [Member]	Jul. 31, 2011 Rodman and Renshaw [Member]
Notes Payable [Line Items]
Debt Instrument, Periodic Payment, Principal								$ 148,000		$ 10,000
Percentage of Debt Hedged by Interest Rate Derivatives									60.00%
Long term debt maturities, 2013	10,323,000							6,700,000		1,700,000
Description of Interest Rate Cash Flow Hedge Activities	Interest on the 60% interest rate-swapped portion of the Term Loan is payable monthly and determined based on 1-month LIBOR, plus a margin percentage that is based on financial performance. The total interest rate on the swapped portion of the Term Loan was 6.53% at December 31, 2012 and 2011. Interest on the remaining 40% of the Term Loan is also payable monthly and is determined based on 1-month LIBOR (subject to a 2% interest rate floor) plus a margin percentage that is based on financial performance. At December 31, 2012, the total interest rate on the portion of the Term Loan that was not subject to an interest rate hedging relationship was 6.0%. The Term Loan is collateralized by all of the assets of CTI (except CTI's equity interests in CTSAS, of which only 65% is collateral of the Term Loan) and is guaranteed by Cyalume.
Debt Instrument, Interest Rate, Stated Percentage										6.42%	6.42%
Subordinated Borrowing, Interest Rate												11.00%
Debt Instrument, Maturity Date												Mar 19, 2014
Debt Instrument Convertible Number Of Equity Instrument												2,666,667
Share Price		$ 3.75	$ 2.34										$ 2.1
Debt Conversion, Converted Instrument, Shares Issued															483,046
Debt Instrument, Convertible, Conversion Price														$ 3.19
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							160,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				5	5		1.5
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	94,000	7,000				207,000
Amortization of Debt Discount (Premium)	368,000	294,000				301,000
Servicing Asset at Fair Value, Period Increase (Decrease)	$ 94,000

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Jfc [Member]	Aug. 31, 2011 Seller Of Csp [Member]	Jul. 07, 2011 Scp Private Equity Management Company [Member]	Dec. 31, 2012 China Development Group Llc [Member]
Related Party Transaction [Line Items]
Note payable due to related parties	$ 0	$ 2,100,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Interest Rate Increase			1
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum			11.00%
Long-term Line of Credit				750,000
Principal and Accrued Interest Payable					1,200,000
Line of credit due to related party	755,000	0
Note payable to related party	250,000	0
Share issued to repay related part debt	253,288
Related party equity method investment ownership percentage						50.00%
Related Party Transaction, Amounts of Transaction						310,125
Debt Credit Available After Repayment Least			$ 5,000,000

Present Value Of The Net Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 17
2014	17
2015	6
2016	0
2017	0
Thereafter	0
Total minimum lease payments	40
Less: amount representing interest	(4)
Present value of net minimum lease payments	$ 36

The Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Domestic	$ (54,153)	$ (2,623)
Foreign	966	2,585
Loss before income taxes	$ (53,187)	$ (38)

Benefit From Income Taxes Consisted (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 0	$ 0
State	0	0
Foreign	388	902
Deferred:
Federal	(2,556)	(1,235)
State	(738)	31
Foreign	(63)	(63)
Benefit from income taxes	$ (2,969)	$ (365)

The of Consist Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Valuation allowance, Current	$ (689)	[1]	$ 0	[1]
Valuation allowance, Non-current	(3,185)	[1]	(3,874)	[1]
Deferred tax assets, Current	1,300		1,273
Deferred tax assets, Non-current	5,873		3,114
Deferred tax liabilities, Current	(648)		(887)
Deferred tax liabilities, Non-current	(9,735)		(10,259)
Deferred tax assets (liabilities), Current	652		386
Deferred tax assets (liabilities), Noncurrent	(3,862)		(7,145)
Federal [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	1,390		726
Deferred tax assets, Non-current	8,256		6,777
Deferred tax liabilities, Current	(469)		(658)
Deferred tax liabilities, Non-current	(7,311)		(7,694)
State [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	563		511
Deferred tax assets, Non-current	786		200
Deferred tax liabilities, Current	(122)		(171)
Deferred tax liabilities, Non-current	(1,886)		(1,986)
Foreign [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	36		36
Deferred tax assets, Non-current	16		11
Deferred tax liabilities, Current	(57)		(58)
Deferred tax liabilities, Non-current	$ (538)		$ (579)

[1]	During 2011, we reduced the valuation allowance from $4.1 million to $3.9 million due to the expected use of foreign tax credits in the near term.

The of Consist Deferred Income Tax Assets And Liabilities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance, Amount	$ 3,874	$ 4,100

Principal components of our net liability representing deferred income tax balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Intangible assets	$ (3,408)		$ (6,760)
Property, plant and equipment	(752)		(837)
U.S. loss carryforwards and tax credits, net	829	[1]	1,063	[1]
Subsidiary income	(1,459)	[2]	(1,554)	[2]
Stock-based compensation expense	725		655
Reserves, accruals and other	805		588
Interest rate swaps	50		86
Deferred Income Taxes and Other Tax Liabilities, Noncurrent	$ (3,210)		$ (6,759)

[1]	We had federal net operating loss carryforwards amounting to $2.0 million and $2.4 million at December 31, 2012 and 2011, respectively. The net operating loss carryforward at December 31, 2012 expires in fiscal years 2025 through 2029. Internal Revenue Code Section 382 limits utilization of these losses to $3.2 million per year. It is possible that future changes in ownership could result in changes to the amounts allowed by IRC Section 382. State net operating loss carryforwards amounted to $1.0 million and $3.5 million as of December 31, 2012 and 2011, respectively.
[2]	A deferred tax liability has been recorded for income taxes which may become payable upon distribution of earnings of CTSAS, our French subsidiary. The estimated amount of tax that might be payable with regard to any distribution for foreign subsidiary earnings is reported net of foreign taxes paid, which are creditable against our domestic tax liability. We do not permanently reinvest our foreign subsidiary's earnings. We continually evaluate our assertion; if our foreign business needs change, so may our assertion.

Principal components of our net liability representing deferred income tax balances (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards, Expiration Dates	2025
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 2	$ 2.4
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	1	3.5
Limitations On Use Operating Loss Carryforwards	$ 3.2

The Federal Statutory Income Tax Rate Differs From Our Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provision for federal income taxes expected at 34% statutory rate	$ (18,083)	$ (13)
Tax on global activities	38	(29)
State income taxes, less federal income tax benefit	(518)	15
Change in valuation account	0	(188)
Goodwill impairment loss	15,615	0
Prior year true up	(33)	(141)
Other	12	(9)
Benefit from income taxes	$ (2,969)	$ (365)

Derivative Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value
Interest rate swaps	$ (155)	$ (273)
Currency forward contract	$ (14)	$ 4

Effect of Derivative Instruments Designated as Cash Flow Hedges and Not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) In AOCL	$ 73	[1]	$ 41	[2]
Gain (Loss) Reclassified	0		0	[3]
Gain (Loss) in Earnings	0	[4]	0	[5]
Not Designated as Hedging Instrument [Member] | Forward Currency Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) In AOCL	0	[1]	0	[2]
Gain (Loss) Reclassified	0	[6]	0	[3]
Gain (Loss) in Earnings	$ (18)	[4]	$ 32	[4]

[1]	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2012.
[2]	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2011.
[3]	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2011.
[4]	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2012.
[5]	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2011.
[6]	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2012.

Effect of Derivative Instruments Designated as Cash Flow Hedges and Not Designated as Hedging Instruments - (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) in AOCL, taxes	$ (45)	$ (23)

Derivative Instruments and Hedging Activities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Interest rate swap assumed hedge effectiveness	100.00%
Number of foreign currency forward contracts	1
Maximum [Member]
Derivative [Line Items]
Currency forward contract, duration	6 months

The significant assumptions used to estimate the obligation (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Line Items]
Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$ 200,000
Estimated remediation completion date	Dec 19, 2038
Estimated remediation cost on December 19, 2038	$ 720,000

Reconciliation of The Beginning And Ending Aggregate Carrying Amounts of The Asset Retirement Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Asset Retirement Obligation Disclosure [Line Items]
Balance, beginning	$ 175		$ 166
Accretion expense	9		9
Balance, ending	$ 184	[1]	$ 175

[1]	The difference between the $184,000 liability as of December 31, 2012 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2012 and December 19, 2038.

Reconciliation of The Beginning And Ending Aggregate Carrying Amounts of The Asset Retirement Obligation (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation Disclosure [Line Items]
Balance, beginning	$ 184	[1]	$ 175	$ 166
Asset retirement obligation	$ 184		$ 175

[1]	The difference between the $184,000 liability as of December 31, 2012 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2012 and December 19, 2038.

Commitments And Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
2013	$ 461 [1]
2014	437
2015	413
2016	303
2017	118
Thereafter	20
Operating Leases, Future Minimum Payments Due	$ 1,752

[1]	Includes the estimated related-party lease payments of the $36,000 described in Note 11.

Commitments And Contingencies - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Jfc [Member]	Dec. 22, 2011 Cts [Member] Minimum [Member]	Dec. 22, 2011 Cts [Member] Maximum [Member]	Dec. 22, 2011 Mr.Colon [Member]	Jul. 31, 2012 Mr Shefet [Member]	Dec. 31, 2012 Legal Obligation and Other Costs [Member]	Jul. 30, 2011 Omniglow [Member]	Jul. 18, 2011 Omniglow [Member]	Jul. 30, 2011 Omniglow [Member] Attorney Fees and Costs [Member]	Dec. 31, 2012 Operating Leases [Member]	Dec. 31, 2011 Operating Leases [Member]	Dec. 31, 2011 Cts Acquisition [Member]
Commitments and Contingencies Disclosure [Line Items]
Business Acquisition, Contingent Consideration, Shares Issuable				2,450,000
Note payable due to related parties	$ 2,100,000	$ 0
Business Acquisition, Contingent Consideration, Shares Issuable, Description				350,000 of the shares are subject to potential forfeiture if the volume-weighted-average trading price of our common stock during the month of December 2013 (the "December Closing Price") is greater than $2.25, and we may be required to issue up to 350,000 additional shares of common stock to JFC if the December Closing Price is less than $2.00.
Operating Leases, Rent Expense													439,000	171,000
Damages awarded to Omniglow, LLC										2,600,000		235,000
Prejudgment Interest Rate										12.00%
Loss contingency damages awarded accrued interest											1,300,000
Loss Contingency, Accrual Carrying Value, Current	3,970,000								3,800,000
Operating Leases, Future Minimum Payments Due	1,752,000														36,000
Future Minimum Lease Payments, Required Per Month	24,000
Payment of contingent consideration from the CTS acquisition			5,500,000		0	5,750,000	5,750,000
Stock Issued During Period, Shares, Issued for Services								22,500
Cash Settlements								62,079
Accrued Liabilities	$ 33,075

Share-Based Expenses Are Included In Our Consolidated Statements Of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 503	[1]	$ 1,207	[2]
Cost Of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	12		100
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	(12)		168
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	387		721
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 116		$ 218

[1]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $41,000.
[2]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $307,000.

The Black-Scholes Pricing Model With The Following Assumptions For Awards To Employees And Non-Employees (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		10 years
Risk-free interest rate (Minimum)	0.73%	2.23%
Risk-free interest rate (Maximum)	1.43%	3.12%
Estimated dividend yield	0.00%	0.00%
Volatility (Minimum)	26.45%	29.92%
Volatility (Maximum)	128.16%	30.16%
Discount for post-vesting restrictions	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years

Stock Option And Warrant Activity Related To Share-Based Compensation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Outstanding Shares, Beginning	1,166		1,144
Shares Granted	1,708	[1]	140	[2]
Shares Exercised	(5)	[3]	(2)	[4]
Shares Forfeited	(24)		(11)
Shares Expired	(3)		(105)
Outstanding Shares, Ending	2,842	[5]	1,166
Shares Exercisable	1,157	[6]
Outstanding Weighted Average Exercise Price, Beginning	$ 3.44		$ 3.75
Weighted Average Exercise Price Granted	$ 1.6	[1]	$ 4.24	[2]
Weighted Average Exercise Price Exercised	$ 3.65	[3]	$ 3.65	[4]
Weighted Average Exercise Price Forfeited	$ 3.71		$ 3.65
Weighted Average Exercise Price Expired	$ 3.8		$ 7.78
Outstanding Weighted Average Exercise Price, Ending	$ 2.33		$ 3.44
Weighted Average Exercise Price Exercisable	$ 3.35

[1]	The weighted-average grant-date fair value of awards granted was $1.33.
[2]	The weighted-average grant-date fair value of awards granted was $1.92.
[3]	The intrinsic value of awards exercised was $1,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.
[4]	The intrinsic value of awards exercised was $2,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.
[5]	The aggregate intrinsic value of these stock options and warrants is $975,000 as of December 31, 2012.
[6]	The aggregate intrinsic value of these stock options and warrants is $16,000 as of December 31, 2012. The weighted-average remaining contractual term for these options is 6.46 years as of December 31, 2012.

Stock options and warrants related to stock-based compensation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	2,842	[1]	1,166	1,144
Options Outstanding Weighted Average Remaining Contractual Term (Years)	8 years 4 months 2 days
Options Outstanding Weighted Average Exercise Price	$ 2.33		$ 3.44	$ 3.75
Options Exercisable Number Exercisable (in thousands)	1,157	[2]
Options Exercisable Weighted Average Exercise Price	$ 3.35
Range Of Exercise Prices 0.00 - 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	1,758
Options Outstanding Weighted Average Remaining Contractual Term (Years)	9 years 1 month 2 days
Options Outstanding Weighted Average Exercise Price	$ 1.55
Options Exercisable Number Exercisable (in thousands)	160
Options Exercisable Weighted Average Exercise Price	$ 2
Range Of Exercise Prices 2.01 - 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	891
Options Outstanding Weighted Average Remaining Contractual Term (Years)	7 years 22 days
Options Outstanding Weighted Average Exercise Price	$ 3.38
Options Exercisable Number Exercisable (in thousands)	838
Options Exercisable Weighted Average Exercise Price	$ 3.35
Range Of Exercise Prices 4.01 - 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	193
Options Outstanding Weighted Average Remaining Contractual Term (Years)	7 years 6 months
Options Outstanding Weighted Average Exercise Price	$ 4.65
Options Exercisable Number Exercisable (in thousands)	159
Options Exercisable Weighted Average Exercise Price	$ 4.67

[1]	The aggregate intrinsic value of these stock options and warrants is $975,000 as of December 31, 2012.
[2]	The aggregate intrinsic value of these stock options and warrants is $16,000 as of December 31, 2012. The weighted-average remaining contractual term for these options is 6.46 years as of December 31, 2012.

Stock options and warrants related to stock-based compensation (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Options Outstanding, Intrinsic Value	$ 975,000
Options Exercisable, Intrinsic Value	$ 16,000
Options Exercisable, Weighted-average remaining contractual term	6 years 5 months 16 days

Nonvested restricted common stock related to stock-based compensation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Shares Outstanding, Beginning	277		324
Shares Granted	29		131
Shares Vested	(129)	[1]	(174)	[2]
Shares Forfeited	(141)		(4)
Shares Outstanding, Ending	36	[3]	277
Outstanding Weighted Average Grant Date Fair Value, Beginning	$ 3.88		$ 3.61
Weighted Average Grant Date Fair Value Granted	$ 2.66		$ 4
Weighted Average Grant Date Fair Value Vested	$ 3.53	[1]	$ 3.48	[2]
Weighted Average Grant Date Fair Value Forfeited	$ 3.98		$ 3.25
Outstanding Weighted Average Grant Date Fair Value, Ending	$ 3.76	[3]	$ 3.88

[1]	The total fair value of restricted common stock awards that vested during 2012 was $364,000.
[2]	The total fair value of restricted common stock awards that vested during 2011 was $696,000.
[3]	These stock awards will vest upon fulfilling service conditions only.

Nonvested restricted common stock related to stok-based compensation (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures	$ 364	$ 696

Accumulated other comprehensive loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation loss	$ (418)	$ (526)	$ (459)
Unrealized gain on cash flow hedges, net of taxes	(97)	(170)	(211)
Accumulated other comprehensive loss	$ (515)	$ (696)

Changes In Accumulated Other Comprehensive Loss Due To Derivative Instruments And Hedging Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ (170)	$ (211)
Unrealized gain on cash flow hedges, net of taxes of $(45) and $(23), respectively	73	41
Ending balance	$ (97)	$ (170)

Changes In Accumulated Other Comprehensive Loss Due To Currency Translation Adjustments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ (526)	$ (459)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	108	(67)
Ending balance	$ (418)	$ (526)

Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended
	Oct. 15, 2008	Oct. 31, 2008	May 31, 2007	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	May 01, 2007	Apr. 25, 2007 Options To Purchase Units [Member]	Dec. 31, 2012 Unrestricted Stock Awards [Member]	Dec. 31, 2012 Stock Option And Warrant Awards [Member]	Dec. 31, 2012 Stock Awards [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2011 Ipo [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2011 Subordinated Debt [Member]	Dec. 31, 2011 Third Party [Member]
Stockholders Equity Additional Information [Line Items]
Preferred stock, shares authorized				1,000,000		1,000,000
Common stock, shares authorized				50,000,000		50,000,000
Warrants Issued During Period		118,750
Stock Issued During Period Shares Units New Issues			7,312,500
Stock Issued During Period, Shares, New Issues	593,750														2,975,506
Stock Issued During Period, Value, New Issues			$ 58,500,000
Class of Warrant or Right, Outstanding						731,250								3,254,256	2,975,506	160,000	160,000	118,750
Sale of Stock, Price Per Share									$ 8
Options Outstanding Weighted Average Exercise Price				$ 2.33		$ 3.44		$ 3.75		$ 8.8
Class of Warrant or Right, Exercise Price of Warrants or Rights	5								5	5.5
Warrants Exercisable						1,056,500
Stock Issued During Period Share Warrants Exercised						6,060
Stock Issued During Period Value Of Common Stock and Warrants New Issues	4,800,000
Stock Issued During Period Warrants New Issues	118,750
Class Of Warrant Or Rights Expired Date		Apr 25, 2012
Stock Units Issued During Period Value New Issues										100
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized											2,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											805,582
Stock-based compensation expense				503,000	[1]	1,207,000	[2]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized												$ 2,968,000	$ 52,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition												4 years 3 months 29 days	9 months 22 days

[1]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $41,000.
[2]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $307,000.

Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Description of Defined Contribution Pension and Other Postretirement Plans	The CTI Employee Savings and Retirement Plan (the "ESRP"), is intended to be qualified under Section 401(k) of the Internal Revenue Code. Employees of CTI, CTS and CSP who have reached the age of 18 are eligible for participation on the first entry date after three months of service. Entry dates are the first day of January, April, July and October. Employees may defer receiving compensation up to the maximum amount permitted under the Internal Revenue Code. Matching contributions to the ESRP equal (i) 3% of employee compensation plus (ii) 50% of the next 2% of employee compensation. For the years ended December 31, 2012 and 2011, employer matching contributions were $242,000 and $224,000, respectively.
Defined Contribution Plan Employer Matching Contribution Annual Amount	$ 242,000	$ 224,000

Other Income, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schdule Of Other Income and Expenses Disclosure [Line Items]
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	$ 470

Concentrations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Outside United States Customer [Member]	Dec. 31, 2011 Outside United States Customer [Member]	Dec. 31, 2012 CTSAS [Member]	Dec. 31, 2011 CTSAS [Member]	Dec. 31, 2012 Two Customers [Member]	Dec. 31, 2012 Three Customers [Member]	Dec. 31, 2011 Four Customers [Member]	Dec. 31, 2012 Other Customer [Member]	Dec. 31, 2011 Other Customer [Member]
Concentration Risk [Line Items]
Sales Revenue, Goods, Net, Percentage		28.00%	39.00%			40.00%		66.00%
Assets, Net				$ 6,278,000	$ 6,093,000
Accounts Receivable Gross Percentage							39.00%	50.00%	10.00%	10.00%
Accounts Receivable, Gross								112,000
Insurance Coverage	250,000
Cash, Uninsured Amount	$ 417,000
Percentage Of Revenues From Customers	9.00%

Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	$ (169)		$ 3,430
Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(155)	[1]	(273)
Forward Currency Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(14)	[2]	4
Contingent Consideration [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[3]	3,699
Level 1 Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0		0
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Forward Currency Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[2]	0
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Contingent Consideration [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[3]	0
Level 2 Significant Other Observable Inputs [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(169)		(269)
Level 2 Significant Other Observable Inputs [Member] | Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(155)	[1]	(273)
Level 2 Significant Other Observable Inputs [Member] | Forward Currency Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(14)	[2]	4
Level 2 Significant Other Observable Inputs [Member] | Contingent Consideration [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[3]	0
Level 3 Significant Unobservable Inputs [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0		3,699
Level 3 Significant Unobservable Inputs [Member] | Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0
Level 3 Significant Unobservable Inputs [Member] | Forward Currency Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[2]	0
Level 3 Significant Unobservable Inputs [Member] | Contingent Consideration [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	$ 0	[3]	$ 3,699

[1]	The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap's contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).
[2]	The fair value of these contracts is determined by multiplying the notional amount of the contract by the difference between (a) the U.S. dollar amount due on the contract at maturity and (b) the foreign exchange rate as of the date the contract is valued (the balance sheet date). Because the contracts typically have a short duration, the value is not discounted using a present value technique (an income approach).
[3]	The contingent consideration liabilities' fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.

Consideration Liability Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period	$ (3,699)	$ 0
Initial recognition of the liabilities	0	3,640
Unrealized gains (losses) in earnings (1)	(3,380)	(59)
Finalization of the fair value determination of contingent consideration in the CTS acquisition (see Note 8)	(166)	0
Payment of contingent consideration from the CSP acquisition (see Note 20)	7,245	0
Balance at the end of period	$ 0	$ (3,699)

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Goodwill [Member] | Chemical Light [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Fair Value	$ 5,014	[1]
Loss Recognized	46,230	[1]
Goodwill [Member] | Training [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Fair Value	351	[1],[2]
Loss Recognized	858	[1],[2]
Trademarks and Trade Names [Member] | Training [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Fair Value	30	[1],[3]
Loss Recognized	29	[1],[3]
Patents [Member] | Training [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Fair Value	210	[1],[4]
Loss Recognized	172	[1],[4]
Non Compete Agreement [Member] | Training [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Fair Value	40	[1],[5]
Loss Recognized	80	[1],[5]
Certain Equipment [Member] | Chemical Light [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Fair Value	0	[1],[5]
Loss Recognized	$ 273	[1],[6]

[1]	We are managed as one operating segment with four reporting units: Chemical Light (the operations of CTI and CTSAS), Training (the operations of CTS), Specialty Products (the operations of CSP) and Other (the operations of CRI and the parent company Cyalume Technologies Holdings, Inc.). Specialty Products' goodwill was not considered to be impaired and our Other reporting unit does not have a goodwill asset.
[2]	The fair value of the impaired goodwill asset was determined calculating the excess of the fair value of the reporting unit over the fair values assigned to its assets and liabilities and utilized present value techniques utilizing each reporting unit's forecasted after-tax cash flows.
[3]	The fair value of the impaired patent asset was determined using the "relief from royalty" method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the patents, net of estimated income taxes (an income approach).
[4]	The fair value of the impaired trademarks and trade names asset was determined using the "relief from royalty" method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the trademarks and trade names, net of estimated income taxes (an income approach).
[5]	The fair value of the impaired non-compete agreement asset was determined using the "comparative business valuation" method, which compares the present value of two streams of the reporting unit's estimated future cash flows; one stream assuming the non-compete agreements are in place and the other stream assuming the agreements are not in place (an income approach).
[6]	The fair value of the impaired equipment was determined estimating the present value of cash flows expected to result from the use and disposition of the equipment (an income approach).

Cash Paid for Interest and Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest	$ 1,762	$ 1,857
Income taxes	$ 554	$ 1,682

Non-Cash Investing and Financing Activities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non Cash Investing And Financing Activities [Line Items]
Issued note payable to effect the acquisition of CTS	$ 0	$ 500,000
Issued 483,046 shares of our common stock to repay note payable and accrued interest thereon	0	2,212,000
Issued 253,288 shares of our common stock to repay related party notes payable to three stockholders and accrued interest thereon	0	1,160,000
Fixed assets acquired through capital lease obligations	0	77,000
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	94,000	7,000
Adjustment to goodwill acquired and contingent consideration incurred in the acquisition of CTS due to the finalization of the fair value of the contingent consideration	166,000	0
Adjustment to goodwill acquired and deferred tax liability incurred in the acquisition of CTS due to the finalization of the fair value of the business combination	64,000	0
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets	183,000	0
Issuance of 2,450,000 shares of our common stock to repay the contingent consideration liability resulting from the acquisition of CSP	5,145,000	0
Issuance of a $2,100,000 note payable to repay the contingent consideration liability resulting from the acquisition of CSP	2,100,000	0
Issuance of 22,500 shares of our common stock to settle litigation claim	56,000	0
260 shares issued for cashless option exercise	0	0
Cyalume Specialty Products [Member]
Non Cash Investing And Financing Activities [Line Items]
Common Stock Issued To Effect Business Acquisition	0	2,500,000
Combat Training Solutions [Member]
Non Cash Investing And Financing Activities [Line Items]
Common Stock Issued To Effect Business Acquisition	$ 0	$ 500,000

Non-Cash Investing and Financing Activities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Non Cash Investing And Financing Activities [Line Items]
Stock Issued During Period Shares Repayment Note Payable	483,046
Stock Issued During Period Shares To Settle Litigation	22,500
Stock Issued During Period Shares Cashless Option Exercise	260
Cyalume Specialty Products [Member]
Non Cash Investing And Financing Activities [Line Items]
Stock Issued During Period, Shares, Acquisitions	712,771
Stock Issued During Period Shares Contingent Consideration Liability	2,450,000
Combat Training Solutions [Member]
Non Cash Investing And Financing Activities [Line Items]
Stock Issued During Period, Shares, Acquisitions	133,584
Stock Issued During Period Shares Contingent Consideration Liability	2,100,000
Three Stockholders [Member]
Non Cash Investing And Financing Activities [Line Items]
Stock Issued During Period Shares Repayment Note Payable	253,228

Valuation And Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 206		$ 62
Additions Charged tocosts and expenses	(1)		140
Additions Chargedto other accounts (Describe)	0		10	[1]
Deductions (Describe)	(50)	[2]	6	[3]
Balance at End of Period	155		206
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3,874		4,062
Additions Charged tocosts and expenses	0		(188)
Additions Chargedto other accounts (Describe)	0		0
Deductions (Describe)	0		0
Balance at End of Period	$ 3,874		$ 3,874

[1]	Acquisition-date adjustment of estimated uncollectable accounts receivable of CTS.
[2]	Write-offs ($49,000) and recoveries of reserved receivables ($1,000)
[3]	Currency translation

Valuation And Qualifying Accounts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for Doubtful Accounts Receivable, Charge-offs	$ 49,000
Allowance for Doubtful Accounts Receivable, Recoveries	$ 1,000